RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.99%
358,671	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,621,885
765,745	Aberdeen Total Dynamic Dividend Fund	6,386,313
9,342	Advent Claymore Convertible Securities and Income Fund	140,691
593,121	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	7,354,700
282,217	BlackRock Credit Allocation Income Trust	3,660,355
43,601	BlackRock Debt Strategies Fund, Inc.	469,583
52,929	BlackRock Floating Rate Income Strategies Fund, Inc.	679,079
105,142	BlackRock Floating Rate Income Trust	1,305,864
193,151	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,267,593
3	Clough Global Dividend and Income Fund	34
3	Clough Global Equity Fund	38
364,597	Clough Global Opportunities Fund	3,408,982
222,223	Cornerstone Strategic Value Fund, Inc.	2,586,676
112,544	Cornerstone Total Return Fund, Inc.	1,273,998
155,119	Eaton Vance Limited Duration Income Fund	1,962,255
3,037	Franklin Limited Duration Income Trust	29,246
143,272	Highland Income Fund	1,982,884
151,061	Invesco Dynamic Credit Opportunities Fund	1,688,862
54,969	Invesco Municipal Opportunity Trust	676,119
176,175	Kayne Anderson MLP/Midstream Investment Co.	2,697,239
127,564	Liberty All Star® Equity Fund	818,961
95,074	Neuberger Berman High Yield Strategies Fund, Inc.	1,112,366
165,790	Nuveen AMT-Free Quality Municipal Income Fund	2,289,560
497,323	Nuveen Credit Strategies Income Fund	3,938,798
99,062	Nuveen Floating Rate Income Fund	975,761
107,900	Nuveen Intermediate Duration Quality Municipal Term Fund	1,436,149
180,389	Nuveen Mortgage Opportunity Term Fund	4,188,633
40,026	Nuveen Mortgage Opportunity Term Fund 2	900,185
156,224	Nuveen Quality Municipal Income Fund	2,187,136
60,315	PGIM Global High Yield Fund, Inc.	871,552
107,099	Putnam Municipal Opportunities Trust	1,355,873
167,669	Royce Value Trust, Inc.	2,333,952
568,256	Sprott Focus Trust, Inc.	3,830,045
608,203	Templeton Global Income Fund	3,868,171
148,126	Tortoise MLP Fund, Inc.	1,998,220
89,448	Voya Emerging Markets High Income Dividend Equity Fund	694,116
262,742	Western Asset Emerging Markets Debt Fund, Inc.	3,762,465
277,307	Western Asset Global High Income Fund, Inc.	2,753,659
207,644	Western Asset High Income Fund II, Inc.	1,457,661
825,078	Western Asset High Income Opportunity Fund, Inc.	4,232,650

TOTAL CLOSED-END FUNDS
(Cost $84,258,666)		86,198,309

BUSINESS DEVELOPMENT COMPANIES - 1.19%
157,820	Barings BDC, Inc.	1,552,949

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,538,934)		1,552,949

COMMON STOCKS - 4.36%
13,110	Agba Acquisition, Ltd.(a)	131,362
35,274	Big Rock Partners Acquisition Corp.(a)	367,908

Shares/Description		Value
29,885	Black Ridge Acquisition Corp.(a)	$306,321
29,944	Churchill Capital Corp. II(a)	303,932
9,711	Far Point Acquisition Corp., Class A(a)	98,956
75,837	Gordon Pointe Acquisition Corp.(a)	783,396
14,758	Health Sciences Acquisitions Corp.(a)	156,476
29,414	Legacy Acquisition Corp., Class A(a)	297,082
41,844	Leisure Acquisition Corp.(a)	423,880
12,752	LF Capital Acquisition Corp., Class A(a)	129,433
82,651	Opes Acquisition Corp.(a)	847,999
32,603	Pure Acquisition Corp.(a)	330,595
19,571	South Mountain Merger Corp.(a)	195,710
19,187	Thunder Bridge Acquisition, Ltd., Class A(a)	200,121
37,631	Tiberius Acquisition Corp.(a)	382,707
19,178	Trident Acquisitions Corp.(a)	198,301
15,528	Trinity Merger Corp., Class A(a)	159,938
19,229	Twelve Seas Investment Co.(a)	195,174
18,162	VectoIQ Acquisition Corp.(a)	183,981

TOTAL COMMON STOCKS
(Cost $5,332,727)		5,693,272

EXCHANGE-TRADED FUNDS - 20.19%
187,653	PowerShares® FTSE RAFI Emerging Markets Portfolio	4,053,305
61,419	PowerShares® FTSE RAFI US 1000 Portfolio	7,163,912
34,521	SPDR® S&P 500® ETF Trust	10,114,653
55,877	Vanguard® FTSE Developed Markets ETF	2,330,630
63,796	Vanguard® FTSE Emerging Markets ETF	2,713,244

TOTAL EXCHANGE-TRADED FUNDS
(Cost $21,890,306)		26,375,744

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.60%
United States - 0.60%
30,254	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	777,334

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $756,350)				777,334

Shares/Description		Value
RIGHTS - 0.03%(a)
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049	4,691
14,943	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022	6,275
3,918	OneSpaWorld Holdings, Ltd., Strike Price 11.50, Expires 03/19/2024	18,375
56,421	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	9,027
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/14/2023	5,769

TOTAL RIGHTS
(Cost $51,641)		44,137

WARRANTS - 0.21%(a)
19,634	Akerna Corp., Strike Price 11.50, Expires 08/02/2024	58,419
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	3,880
44,826	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022	18,379
13,782	Falcon Minerals Corp., Strike Price 11.50, Expires 08/15/2022	13,093
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025	4,143

Shares/Description		Value
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 07/30/2024	$25,785
22,023	Kaixin Auto Holdings, Strike Price 11.50, Expires 08/21/2022	881
29,414	Legacy Acquisition Corp., Strike Price 5.75, Expires 12/01/2022	9,412
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	11,507
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	3,826
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023	18,183
28,211	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	3,385
16,301	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023	17,605
13,163	Ranpak Holdings Corp., Strike Price 11.50, Expires 02/23/2023	15,927
19,187	Thunder Bridge Acquisition, Ltd., Strike Price 11.50, Expires 07/18/2022	38,758
37,631	Tiberius Acquisition Corp., Strike Price 11.50, Expires 04/10/2023	11,666
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021	2,493
15,528	Trinity Merger Corp., Strike Price 11.50, Expires 06/01/2023	5,109
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/14/2023	3,846
18,162	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023	8,354

TOTAL WARRANTS
(Cost $265,749)		274,651

SHORT-TERM INVESTMENTS - 7.89%
Money Market Fund - 7.89%
10,302,187	State Street Institutional Trust (7 Day Yield 2.19%)	10,302,187

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,302,187)		10,302,187

TOTAL INVESTMENTS - 100.46%
(Cost $124,396,560)		131,218,583
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46)%		(595,998)
NET ASSETS - 100.00%		$130,622,585

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 30.03%
683,126	Advent Claymore Convertible Securities and Income Fund	$10,287,878
950,498	AllianceBernstein Global High Income Fund, Inc.	11,196,866
217,697	AllianceBernstein National Municipal Income Fund, Inc.	2,928,025
579,607	Ares Dynamic Credit Allocation Fund, Inc.	8,769,454
364,796	BlackRock Corporate High Yield Fund, Inc.	3,910,613
2,043,378	BlackRock Credit Allocation Income Trust	26,502,613
1,165,906	BlackRock Debt Strategies Fund, Inc.	12,556,808
214,390	BlackRock Floating Rate Income Trust	2,662,724
475,181	BlackRock Limited Duration Income Trust	7,127,715
713,525	BlackRock Multi-Sector Income Trust	12,451,011
83,987	BlackRock Municipal Income Quality Trust	1,155,661
96,793	BlackRock MuniHoldings California Quality Fund, Inc.	1,321,224
202,799	BlackRock MuniYield California Quality Fund, Inc.	2,879,746
74,969	BlackRock MuniYield New York Quality Fund, Inc.	952,856
257,487	BlackRock MuniYield Quality Fund III, Inc.	3,398,828
891,092	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	10,461,420
887,024	Eaton Vance Floating-Rate Income Trust	11,957,084
2,908,459	Eaton Vance Limited Duration Income Fund	36,792,006
813,012	Eaton Vance Senior Floating-Rate Trust	10,642,327
1,093,265	Eaton Vance Senior Income Trust	6,811,041
700,277	First Trust High Income Long/Short Fund	10,518,161
1,047,077	Highland Income Fund	14,491,546
2,030,535	Invesco Dynamic Credit Opportunities Fund	22,701,381
2,375,401	Invesco Senior Income Trust	10,261,732
479,530	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,469,220
482,327	Neuberger Berman High Yield Strategies Fund, Inc.	5,643,226
2,196,771	Nuveen AMT-Free Quality Municipal Income Fund	30,337,408
1,790,170	Nuveen Credit Strategies Income Fund	14,178,146
956,645	Nuveen Floating Rate Income Fund	9,422,953
371,777	Nuveen Floating Rate Income Opportunity Fund	3,621,108
600,198	Nuveen Global High Income Fund	9,285,063
241,173	Nuveen Mortgage Opportunity Term Fund	5,600,037
3,057,459	Nuveen Quality Municipal Income Fund	42,804,426
922,310	PGIM Global High Yield Fund, Inc.	13,327,380
953,633	PGIM High Yield Bond Fund, Inc.	13,951,651
394,464	Putnam Municipal Opportunities Trust	4,993,914
427,905	Templeton Emerging Markets Income Fund	4,373,189
3,387,061	Templeton Global Income Fund	21,541,708
2,865,792	Voya Prime Rate Trust	13,641,170
1,409,959	Wells Fargo Income Opportunities Fund	11,618,062
2,936,812	Western Asset Emerging Markets Debt Fund, Inc.	42,055,148
209,028	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,584,830
1,677,258	Western Asset Global High Income Fund, Inc.	16,655,172
1,490,909	Western Asset High Income Fund II, Inc.	10,466,181
8,190,369	Western Asset High Income Opportunity Fund, Inc.	42,016,593
897,738	Western Asset High Yield Defined Opportunity Fund, Inc.	13,439,138
2,399,134	Western Asset Inflation-Linked Opportunities & Income Fund	26,846,309
93,179	Western Asset Inflation-Linked Securities & Income Fund	1,085,535

TOTAL CLOSED-END FUNDS
(Cost $599,095,005)		607,696,287

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.22%
450,876	Barings BDC, Inc.	$4,436,620

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,517,237)		4,436,620

COMMON STOCKS - 0.41%
12,164	Frontera Energy Corp.	121,640
1,381,016	FS KKR Capital Corp.	8,230,855

TOTAL COMMON STOCKS
(Cost $9,117,643)		8,352,495

OPEN-END FUNDS - 1.48%
3,125,154	RiverNorth/Oaktree High Income Fund, Class I(a)	29,877,408

TOTAL OPEN-END FUNDS
(Cost $30,519,354)		29,877,408

PREFERRED STOCKS - 1.82%
361,394	Allianzgi Convertible & Income Fund, Series A, 5.625%(b)	9,215,547
103,000	Annaly Capital, Series G, 6.500%, Perpetual Maturity(b)	2,492,600
150,000	GDL Fund, Series C, 4.000%, 03/26/2025	7,583,655
64,401	Gladstone Investment Corp., 6.250%, 09/30/2023	1,640,294
319,125	Hercules Capital, Inc., 5.250%, 04/30/2025	7,984,508
176,329	Kayne Anderson MLP/Midstream Investment Co., Series F, 3.500%, 04/15/2020	4,427,621
134,691	New Mountain Finance Corp., 5.750%, 10/01/2023	3,440,587

TOTAL PREFERRED STOCKS
(Cost $36,267,597)		36,784,812

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.22%
United States - 1.22%
212,934	MVC Capital, Inc.	6.25%	11/30/2022	5,519,249
195,082	Portman Ridge Finance Corp.	6.13%	09/30/2022	4,896,558
120,856	THL Credit, Inc.	6.75%	12/30/2022	3,066,117
189,913	THL Credit, Inc.	6.13%	10/30/2023	4,913,581
244,476	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	6,281,469
				24,676,974

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $24,026,746)				24,676,974

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.64%
Argentina - 0.23%
$150,000	Adecoagro SA(c)	6.00%	09/21/2027	144,000
750,000	Banco Macro SA(c)(d)	6.75%	11/04/2026	652,507
650,000	Cia General de Combustibles SA(c)	9.50%	11/07/2021	632,457
950,000	Pampa Energia SA(c)	7.50%	01/24/2027	883,500
1,064,331	Stoneway Capital Corp.(c)	10.00%	03/01/2027	1,008,464
200,000	YPF SA(e)	8.50%	06/27/2029	197,240
1,000,000	YPF SA(c)	8.50%	07/28/2025	1,004,080
200,000	YPF SA(c)	6.95%	07/21/2027	182,190
				4,704,438

Principal Amount/Description		Rate	Maturity	Value
Australia - 0.23%
$1,000,000	APT Pipelines, Ltd.(e)	4.25%	07/15/2027	$1,049,403
755,000	Commonwealth Bank of Australia(d)(e)	3M US L + 0.82%	06/04/2024	758,872
110,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.02%	11/28/2023	111,420
545,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.33%	03/27/2024	568,271
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.38%	04/30/2025	508,477
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.63%	04/28/2026	513,176
1,095,000	Westpac Banking Corp.(d)	3M US L + 0.72%	05/15/2023	1,099,611
				4,609,230
Austria - 0.06%
500,000	JBS Investments II GmbH(e)	7.00%	01/15/2026	542,750
600,000	Klabin Austria GmbH(c)	7.00%	04/03/2049	635,280
				1,178,030
Brazil - 0.16%
1,650,000	Banco do Brasil SA(b)(c)(d)	6.25%	Perpetual Maturity	1,574,513
1,050,000	CSN Islands XII Corp.(b)(c)	7.00%	Perpetual Maturity	952,875
300,000	CSN Resources SA(e)	7.63%	04/17/2026	319,000
200,000	CSN Resources SA(c)	7.63%	02/13/2023	211,750
200,000	Nexa Resources SA(c)	5.38%	05/04/2027	210,950
				3,269,088
British Virgin Islands - 0.02%
100,000	C5 Capital SPV, Ltd.(b)(c)(d)	3M US L + 4.277%	Perpetual Maturity	98,750
400,000	Radiant Access, Ltd.(b)	4.60%	Perpetual Maturity	389,698
				488,448
Canada - 0.36%
325,000	1011778 BC ULC / New Red Finance, Inc.(e)	5.00%	10/15/2025	328,348
525,000	Bank of Montreal(d)	3.80%	12/15/2032	532,880
490,000	Bank of Nova Scotia	3.40%	02/11/2024	509,688
140,000	Bombardier, Inc.(e)	6.00%	10/15/2022	141,301
1,500,000	Canacol Energy, Ltd.(c)	7.25%	05/03/2025	1,567,500
310,000	Cenovus Energy, Inc.	5.40%	06/15/2047	335,749
762,000	Fortis, Inc.	2.10%	10/04/2021	755,496
165,000	Garda World Security Corp.(e)	8.75%	05/15/2025	163,762
120,000	GFL Environmental, Inc.(e)	8.50%	05/01/2027	129,450
600,000	Gran Tierra Energy, Inc.(e)	7.75%	05/23/2027	591,300
650,000	Nutrien, Ltd.	4.20%	04/01/2029	702,033
200,000	Ontario Teachers' Cadillac Fairview Properties Trust(e)	4.13%	02/01/2029	217,465
145,000	Parkland Fuel Corp.(e)	5.88%	07/15/2027	147,356
90,000	Telesat Canada / Telesat LLC(e)	8.88%	11/15/2024	97,650
280,000	Tervita Escrow Corp.(e)	7.63%	12/01/2021	286,219
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	810,462
				7,316,659
Cayman Islands - 0.43%
910,000	Banco BTG Pactual SA(d)(e)	7.75%	02/15/2029	952,087
600,000	Banco BTG Pactual SA(c)	7.75%	02/15/2029	627,750
1,650,000	Banco Mercantil del Norte SA/Grand Cayman(b)(c)(d)	7.63%	Perpetual Maturity	1,695,375

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	CK Hutchison Capital Securities 17, Ltd.(b)(c)	4.00%	Perpetual Maturity	$998,774
200,000	Comunicaciones Celulares SA Via Comcel Trust(c)	6.88%	02/06/2024	207,375
624,000	Gran Tierra Energy International Holdings, Ltd.(c)	6.25%	02/15/2025	583,440
200,000	Grupo Aval, Ltd.(c)	4.75%	09/26/2022	207,300
976,475	Interoceanica IV Finance, Ltd.(c)(f)	0.00%	11/30/2025	871,504
500,000	Itau Unibanco Holding SA Island(b)(c)(d)	6.50%	Perpetual Maturity	513,650
200,000	Latam Finance, Ltd.(e)	7.00%	03/01/2026	209,300
200,000	Latam Finance, Ltd.(c)	6.88%	04/11/2024	208,402
900,000	Latam Finance, Ltd.(c)	7.00%	03/01/2026	941,850
300,000	Lima Metro Line 2 Finance, Ltd.(e)	5.88%	07/05/2034	319,875
75,600	Transocean Guardian, Ltd.(e)	5.88%	01/15/2024	77,207
210,000	Transocean Poseidon, Ltd.(e)	6.88%	02/01/2027	222,469
				8,636,358
Chile - 0.41%
600,000	AES Gener SA(d)(e)	7.13%	03/26/2079	640,956
200,000	AES Gener SA(c)	7.13%	03/26/2079	213,652
400,000	Celulosa Arauco y Constitucion SA(e)	5.50%	04/30/2049	422,500
200,000	Colbun SA(c)	3.95%	10/11/2027	203,127
900,000	Empresa de Transporte de Pasajeros Metro SA(e)	5.00%	01/25/2047	997,659
347,800	Empresa Electrica Angamos SA(c)	4.88%	05/25/2029	364,213
400,000	Empresa Electrica Guacolda SA(c)	4.56%	04/30/2025	376,332
300,000	Empresa Nacional de Telecomunicaciones SA(c)	4.75%	08/01/2026	317,809
200,000	Engie Energia Chile SA(c)	4.50%	01/29/2025	210,883
1,400,000	Geopark, Ltd.(c)	6.50%	09/21/2024	1,447,250
650,000	GNL Quintero SA(c)	4.63%	07/31/2029	690,625
200,000	Inversiones CMPC SA(c)	4.75%	09/15/2024	213,250
200,000	Sociedad Quimica y Minera de Chile SA(c)	4.38%	01/28/2025	210,750
750,000	Transelec SA(c)	3.88%	01/12/2029	753,195
200,000	VTR Finance BV(e)	6.88%	01/15/2024	207,750
1,000,000	VTR Finance BV(c)	6.88%	01/15/2024	1,038,750
				8,308,701
China - 0.01%
300,000	Sinopec Group Overseas Development 2016, Ltd.(c)	2.75%	09/29/2026	293,223

Colombia - 0.10%
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA(c)	4.88%	04/21/2025	210,752
400,000	Bancolombia SA	5.13%	09/11/2022	420,820
100,000	Ecopetrol SA	5.88%	09/18/2023	111,000
200,000	Fideicomiso PA Pacifico Tres(c)	8.25%	01/15/2035	219,500
150,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	159,227
465,000	Gilex Holding Sarl(c)	8.50%	05/02/2023	493,602
200,000	SURA Asset Management SA(c)	4.88%	04/17/2024	213,750
200,000	Tecnoglass, Inc.(c)	8.20%	01/31/2022	212,000
				2,040,651
Dominican Republic - 0.05%
600,000	Aeropuertos Dominicanos Siglo XXI SA(c)	6.75%	03/30/2029	633,000

Principal Amount/Description		Rate	Maturity	Value
$300,000	Banco de Reservas de la Republica Dominicana(e)	7.00%	02/01/2023	$310,503
				943,503
France - 0.04%
725,000	BNP Paribas SA(e)	3.38%	01/09/2025	737,786

Great Britain - 0.29%
710,000	Anglo American Capital PLC(e)	4.50%	03/15/2028	736,593
689,000	AstraZeneca PLC	2.38%	06/12/2022	693,834
590,000	Barclays PLC(d)	3M US L + 1.38%	05/16/2024	581,719
510,000	Credit Agricole SA/London(e)	3.75%	04/24/2023	529,512
1,030,000	HSBC Holdings PLC(d)	3M US L + 1.38%	09/12/2026	1,031,442
730,000	Lloyds Banking Group PLC(d)	3M US L + 1.21%	11/07/2028	730,239
200,000	MARB BondCo PLC(c)	7.00%	03/15/2024	209,142
500,000	MARB BondCo PLC(c)	6.88%	01/19/2025	523,490
255,000	Royal Bank of Scotland Group PLC(d)	3M US L + 1.48%	05/15/2023	257,892
450,000	Vedanta Resources Finance II PLC(e)	9.25%	04/23/2026	457,778
200,000	Vedanta Resources Finance II PLC(c)	9.25%	04/23/2026	203,456
				5,955,097
Guatemala - 0.01%
200,000	Energuate Trust(e)	5.88%	05/03/2027	205,250

India - 0.06%
300,000	Bharti Airtel, Ltd.(c)	4.38%	06/10/2025	303,537
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	219,187
800,000	Vedanta Resources, Ltd.(c)	6.13%	08/09/2024	737,914
				1,260,638
Indonesia - 0.17%
1,000,000	Pertamina Persero PT(c)	4.88%	05/03/2022	1,055,502
1,000,000	Perusahaan Listrik Negara PT(c)	5.50%	11/22/2021	1,061,000
1,389,100	Star Energy Geothermal Wayang Windu, Ltd.(c)	6.75%	04/24/2033	1,402,564
				3,519,066
Ireland - 0.20%
760,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	764,581
121,000	Avolon Holdings Funding, Ltd.(e)	5.13%	10/01/2023	128,497
245,000	Avolon Holdings Funding, Ltd.(e)	5.25%	05/15/2024	261,758
490,000	Avolon Holdings Funding, Ltd.(e)	3.95%	07/01/2024	502,657
200,000	C&W Senior Financing DAC(e)	7.50%	10/15/2026	209,000
1,400,000	C&W Senior Financing DAC(c)	6.88%	09/15/2027	1,452,640
715,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	722,189
				4,041,322
Isle Of Man - 0.04%
800,000	Gohl Capital, Ltd.	4.25%	01/24/2027	825,502

Israel - 0.07%
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.08%	12/30/2023	102,991
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.41%	12/30/2025	103,743
1,100,000	Israel Electric Corp., Ltd.(e)	5.00%	11/12/2024	1,193,170
				1,399,904
Jamaica - 0.01%
602,566	Digicel Group Two, Ltd.(e)(g)	7.13% (2.00%)	04/01/2024	129,552

Principal Amount/Description		Rate	Maturity	Value
Japan - 0.09%
$665,000	Mitsubishi UFJ Financial Group, Inc.(d)	3M US L + 0.74%	03/02/2023	$665,134
1,100,000	Sumitomo Mitsui Financial Group, Inc.(d)	3M US L + 0.74%	01/17/2023	1,100,136
				1,765,270
Luxembourg - 0.21%
1,200,000	JSL Europe SA(c)	7.75%	07/26/2024	1,227,000
200,000	Millicom International Cellular SA(e)	6.63%	10/15/2026	218,230
450,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	484,024
200,000	Millicom International Cellular SA(c)	5.13%	01/15/2028	203,500
550,000	Millicom International Cellular SA(c)	6.25%	03/25/2029	591,586
400,000	Minerva Luxembourg SA(c)	6.50%	09/20/2026	418,060
1,050,000	Minerva Luxembourg SA(c)	5.88%	01/19/2028	1,053,937
				4,196,337
Malaysia - 0.03%
600,000	Malayan Banking Bhd(d)	3.91%	10/29/2026	609,528

Mauritius - 0.03%
200,000	UPL Corp., Ltd.	4.50%	03/08/2028	204,174
400,000	UPL Corp., Ltd.(c)	3.25%	10/13/2021	400,473
				604,647
Mexico - 0.45%
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(e)	5.95%	10/01/2028	212,002
1,450,000	BBVA Bancomer SA(c)(d)	5.13%	01/18/2033	1,400,700
200,000	Cemex SAB de CV(c)	7.75%	04/16/2026	220,502
1,657,462	Cometa Energia SA de CV(c)	6.38%	04/24/2035	1,711,329
200,000	Controladora Mabe SA de CV(c)	5.60%	10/23/2028	210,250
200,000	Credito Real SAB de CV SOFOM ER(e)	9.50%	02/07/2026	221,000
1,200,000	Credito Real SAB de CV SOFOM ER(b)(c)(d)	9.13%	Perpetual Maturity	1,218,912
200,000	El Puerto de Liverpool SAB de CV(c)	3.88%	10/06/2026	197,852
600,000	Financiera Independencia SAB de CV SOFOM ENR(c)	8.00%	07/19/2024	545,856
200,000	Grupo Bimbo SAB de CV(b)(c)(d)	5.95%	Perpetual Maturity	210,980
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	150,750
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	150,750
600,000	Grupo Posadas SAB de CV(c)	7.88%	06/30/2022	605,250
200,000	Mexichem SAB de CV(c)	5.88%	09/17/2044	209,500
336,203	Mexico Generadora de Energia S de rl(c)	5.50%	12/06/2032	363,099
200,000	Petroleos Mexicanos	6.50%	06/02/2041	177,900
1,400,000	Unifin Financiera SAB de CV SOFOM ENR(b)(c)(d)	8.88%	Perpetual Maturity	1,291,514
				9,098,146
Netherlands - 0.25%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	434,504
500,000	Bharti Airtel International Netherlands BV(c)	5.13%	03/11/2023	526,048
400,000	Cimpor Financial Operations(c)	5.75%	07/17/2024	352,500
600,000	Minejesa Capital BV(c)	4.63%	08/10/2030	609,034
400,000	Minejesa Capital BV(c)	5.63%	08/10/2037	421,661

Principal Amount/Description		Rate	Maturity	Value
$335,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(e)	3.88%	06/18/2026	$343,783
600,000	Petrobras Global Finance BV	5.75%	02/01/2029	626,940
950,000	Petrobras Global Finance BV	6.90%	03/19/2049	1,013,650
200,000	Syngenta Finance NV	4.38%	03/28/2042	169,658
600,000	Syngenta Finance NV(c)	5.68%	04/24/2048	596,684
				5,094,462
New Zealand - 0.03%
645,000	Bank of New Zealand(e)	3.50%	02/20/2024	668,168

Panama - 0.10%
200,000	Aeropuerto Internacional de Tocumen SA(c)	5.63%	05/18/2036	226,000
300,000	Banco General SA(c)	4.13%	08/07/2027	304,503
400,000	Empresa de Transmision Electrica SA(e)	5.13%	05/02/2049	438,400
800,000	Global Bank Corp.(d)(e)	3M US L + 3.30%	04/16/2029	836,000
200,000	Global Bank Corp.(c)	4.50%	10/20/2021	206,002
				2,010,905
Paraguay - 0.02%
400,000	Telefonica Celular del Paraguay SA(e)	5.88%	04/15/2027	418,000

Peru - 0.04%
100,000	Banco BBVA Peru SA(c)	5.00%	08/26/2022	106,126
400,000	Inkia Energy, Ltd.(c)	5.88%	11/09/2027	412,004
200,000	Orazul Energy Egenor S en C por A(c)	5.63%	04/28/2027	204,045
				722,175
Philippines - 0.05%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	600,300
400,000	Union Bank of the Philippines	3.37%	11/29/2022	405,394
				1,005,694
Singapore - 0.19%
515,000	BOC Aviation, Ltd.(d)(e)	3M US L + 1.13%	09/26/2023	516,805
600,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	626,306
1,200,000	DBS Group Holdings, Ltd.(b)(d)	3.60%	Perpetual Maturity	1,201,200
400,000	LLPL Capital Pte, Ltd.(e)	6.88%	02/04/2039	457,246
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	609,728
500,000	United Overseas Bank, Ltd.(b)(d)	3.88%	Perpetual Maturity	493,915
				3,905,200
South Korea - 0.03%
550,000	Korea Expressway Corp.(d)(e)	3M US L + 0.70%	04/20/2020	551,583

Spain - 0.09%
800,000	AI Candelaria Spain SLU(e)	7.50%	12/15/2028	882,000
250,000	AI Candelaria Spain SLU(c)	7.50%	12/15/2028	275,625
600,000	Banco Santander SA(d)	3M US L + 1.09%	02/23/2023	598,045
				1,755,670
Switzerland - 0.04%
750,000	Credit Suisse Group AG(d)(e)	3M US L + 1.24%	06/12/2024	752,481

Principal Amount/Description		Rate	Maturity	Value
Thailand - 0.04%
$800,000	Pttep Treasury Center Co., Ltd.(b)(c)(d)	4.60%	Perpetual Maturity	$810,123

TOTAL FOREIGN CORPORATE BONDS
(Cost $90,892,121)				93,830,835

U.S. CORPORATE BONDS - 4.44%
Advertising - 0.04%
645,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	717,570

Aerospace/Defense - 0.05%
590,000	Lockheed Martin Corp.	4.70%	05/15/2046	718,652
170,000	TransDigm, Inc.(e)	6.25%	03/15/2026	178,288
75,000	TransDigm, Inc.	6.38%	06/15/2026	76,219
				973,159
Agriculture - 0.07%
645,000	Altria Group, Inc.	4.80%	02/14/2029	696,274
345,000	BAT Capital Corp.(d)	3M US L + 0.88%	08/15/2022	346,062
280,000	Reynolds American, Inc.	4.00%	06/12/2022	290,463
				1,332,799
Airlines - 0.03%
640,000	Delta Air Lines, Inc.	3.80%	04/19/2023	657,334

Asset Management - 0.00%(h)
95,000	Icahn Enterprises Holdings LP	6.38%	12/15/2025	97,214

Auto Manufacturers - 0.11%
290,000	Ford Motor Co.	7.45%	07/16/2031	343,070
185,000	General Motors Co.(d)	3M US L + 0.80%	08/07/2020	185,269
865,000	General Motors Financial Co., Inc.(d)	3M US L + 0.99%	01/05/2023	853,051
755,000	Volkswagen Group of America Finance LLC(e)	4.25%	11/13/2023	794,979
				2,176,369
Auto Parts & Equipment - 0.01%
235,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc.(e)	6.25%	05/15/2026	244,694

Banks - 0.20%
655,000	Bank of America Corp.(d)	3M US L + 1.21%	02/07/2030	702,053
300,000	BBVA Bancomer SA(c)	5.40%	11/12/2029	296,553
1,080,000	Citigroup, Inc.(d)	3M US L + 1.10%	05/17/2024	1,090,821
140,000	Goldman Sachs Group, Inc.(d)	3M US L + 0.78%	10/31/2022	140,122
675,000	Goldman Sachs Group, Inc.(d)	3M US L + 1.17%	05/15/2026	666,120
750,000	Morgan Stanley(d)	3M US L + 1.34%	07/22/2028	781,213
320,000	Wells Fargo & Co.(d)	3M US L + 1.17%	06/17/2027	326,364
				4,003,246
Beverages - 0.05%
140,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/2046	155,843
550,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	591,580
210,000	Cott Holdings, Inc.(e)	5.50%	04/01/2025	214,725
				962,148
Biotechnology - 0.03%
620,000	Celgene Corp.	4.35%	11/15/2047	684,650

Building Materials - 0.04%
210,000	Builders FirstSource, Inc.(e)	5.63%	09/01/2024	217,228
215,000	Masonite International Corp.(e)	5.63%	03/15/2023	222,256

Principal Amount/Description		Rate	Maturity	Value
$375,000	Owens Corning	4.40%	01/30/2048	$318,359
				757,843
Chemicals - 0.07%
560,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	681,731
640,000	Mosaic Co.	4.05%	11/15/2027	661,754
				1,343,485
Coal - 0.02%
365,000	Peabody Energy Corp.(e)	6.00%	03/31/2022	375,038
110,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.50%	06/15/2025	107,800
				482,838
Commercial Services - 0.06%
180,000	Allied Universal Holdco LLC(e)	6.63%	07/15/2026	183,375
270,000	Refinitiv US Holdings, Inc.(e)	6.25%	05/15/2026	278,370
165,000	United Rentals North America, Inc.	6.50%	12/15/2026	179,025
200,000	United Rentals North America, Inc.	5.25%	01/15/2030	206,000
307,000	Verscend Escrow Corp.(e)	9.75%	08/15/2026	320,431
				1,167,201
Containers and Packaging - 0.01%
205,000	Packaging Corp. of America	3.40%	12/15/2027	207,409

Diversified Financial Services - 0.22%
343,000	Air Lease Corp.	3.75%	02/01/2022	350,601
665,000	American Express Co.	2.50%	08/01/2022	669,236
220,000	Capital One Financial Corp.(d)	3M US L + 0.72%	01/30/2023	219,582
690,000	Charles Schwab Corp.	3.55%	02/01/2024	730,506
855,000	Discover Financial Services	4.10%	02/09/2027	891,016
140,000	Nationstar Mortgage Holdings, Inc.(e)	8.13%	07/15/2023	143,150
275,000	NFP Corp.(e)	6.88%	07/15/2025	273,199
165,000	Springleaf Finance Corp.	6.63%	01/15/2028	173,662
745,000	Synchrony Financial	3.95%	12/01/2027	744,487
250,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(e)	6.75%	06/01/2025	258,750
				4,454,189
Electric - 0.28%
240,000	Calpine Corp.(e)	5.25%	06/01/2026	245,100
55,000	Duke Energy Corp.	3.75%	09/01/2046	53,867
485,000	Duke Energy Corp.	3.95%	08/15/2047	490,209
535,000	Duke Energy Progress LLC	4.15%	12/01/2044	579,255
580,000	General Electric Co.	5.88%	01/14/2038	657,712
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,118,329
375,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	391,658
190,000	NRG Energy, Inc.(e)	5.25%	06/15/2029	202,825
465,000	PSEG Power LLC	3.85%	06/01/2023	484,641
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,054,076
120,000	Vistra Operations Co. LLC(e)	5.50%	09/01/2026	127,050
265,000	Vistra Operations Co. LLC(e)	5.63%	02/15/2027	281,562
				5,686,284
Electronics - 0.01%
290,000	Arrow Electronics, Inc.	3.88%	01/12/2028	287,689

Engineering & Construction - 0.04%
355,000	AECOM	5.13%	03/15/2027	370,975
400,000	SBA Tower Trust(e)	3.17%	04/11/2022	403,309
				774,284
Entertainment - 0.03%
150,000	Cedar Fair LP(e)	5.25%	07/15/2029	153,375

Principal Amount/Description		Rate	Maturity	Value
$160,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	$169,000
300,000	Lions Gate Capital Holdings LLC(e)	6.38%	02/01/2024	316,125
				638,500
Environmental Control - 0.04%
130,000	Clean Harbors, Inc.(e)	4.88%	07/15/2027	132,450
685,000	Waste Management, Inc.	4.00%	07/15/2039	736,960
				869,410
Food - 0.19%
25,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	25,312
180,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC(e)	7.50%	03/15/2026	193,050
245,000	Aramark Services, Inc.(e)	5.00%	04/01/2025	249,287
215,000	B&G Foods, Inc.	5.25%	04/01/2025	217,956
40,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	5.88%	07/15/2024	41,250
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	5.75%	06/15/2025	26,094
230,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	6.75%	02/15/2028	250,700
150,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	6.50%	04/15/2029	163,312
565,000	Kroger Co.	3.40%	04/15/2022	578,479
850,000	NBM US Holdings, Inc.(e)	7.00%	05/14/2026	896,963
55,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	55,963
210,000	Pilgrim's Pride Corp.(e)	5.88%	09/30/2027	218,400
235,000	Post Holdings, Inc.(e)	5.50%	03/01/2025	243,519
80,000	Post Holdings, Inc.(e)	5.50%	12/15/2029	80,500
665,000	Smithfield Foods, Inc.(e)	4.25%	02/01/2027	677,511
				3,918,296
Hand/Machine Tools - 0.01%
90,000	Colfax Corp.(e)	6.00%	02/15/2024	95,512
200,000	Colfax Corp.(e)	6.38%	02/15/2026	214,750
				310,262
Healthcare-Products - 0.06%
160,000	Avantor, Inc.(e)	9.00%	10/01/2025	178,800
1,010,000	Becton Dickinson and Co.	2.89%	06/06/2022	1,023,249
				1,202,049
Healthcare-Services - 0.07%
187,000	Centene Corp.	4.75%	01/15/2025	193,491
140,000	Centene Corp.(e)	5.38%	06/01/2026	147,525
135,000	Eagle Holding Co. II LLC(e)(g)	7.75% (8.50%)	05/15/2022	136,350
145,000	HCA, Inc.	5.38%	09/01/2026	156,600
350,000	HCA, Inc.	4.13%	06/15/2029	358,850
195,000	MPH Acquisition Holdings, LLC(e)	7.13%	06/01/2024	183,826
305,000	WellCare Health Plans, Inc.(e)	5.38%	08/15/2026	324,063
				1,500,705
Home Furnishings - 0.02%
312,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	324,870

Insurance - 0.20%
180,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	8.25%	08/01/2023	185,346
715,000	Athene Global Funding(e)	3.00%	07/01/2022	723,533
635,000	AXA Equitable Holdings, Inc.	3.90%	04/20/2023	661,765
415,000	Brighthouse Financial, Inc.	3.70%	06/22/2027	395,144

Principal Amount/Description		Rate	Maturity	Value
$800,000	Liberty Mutual Group, Inc.(e)	6.50%	05/01/2042	$1,061,106
240,000	Prudential Financial, Inc.	3.91%	12/07/2047	250,804
685,000	Willis North America, Inc.	4.50%	09/15/2028	737,507
				4,015,205
Internet - 0.02%
350,000	Expedia Group, Inc.	3.80%	02/15/2028	356,415

Investment Companies - 0.63%
5,000,000	Business Development Corp. of America(e)(i)	5.38%	05/30/2023	5,000,000
2,500,000	FS KKR Capital Corp.	4.25%	01/15/2020	2,507,192
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,055,741
230,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.(e)	6.25%	05/15/2026	233,163
				12,796,096
Leisure Time - 0.03%
300,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	302,343
325,000	Viking Cruises, Ltd.(e)	5.88%	09/15/2027	329,875
				632,218
Lodging - 0.02%
375,000	Hilton Domestic Operating Co., Inc.	4.25%	09/01/2024	381,563

Machinery-Diversified - 0.01%
290,000	John Deere Capital Corp.	3.45%	01/10/2024	304,676

Media - 0.16%
300,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.75%	02/15/2026	315,375
170,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	174,029
190,000	Cengage Learning, Inc.(e)	9.50%	06/15/2024	181,925
635,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	689,549
695,000	Comcast Corp.	3.95%	10/15/2025	749,975
390,000	CSC Holdings LLC	5.25%	06/01/2024	406,087
265,000	Gray Television, Inc.(e)	7.00%	05/15/2027	288,188
55,000	iHeartCommunications, Inc.	6.38%	05/01/2026	58,644
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	36,838
255,000	Sirius XM Radio, Inc.(e)	5.38%	07/15/2026	265,200
115,000	Sirius XM Radio, Inc.(e)	5.50%	07/01/2029	118,186
				3,283,996
Mining - 0.08%
450,000	Freeport-McMoRan, Inc.	5.40%	11/14/2034	430,875
1,200,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	1,104,000
				1,534,875
Oil & Gas - 0.20%
625,000	Brooklyn Union Gas Co.(e)	4.49%	03/04/2049	703,228
715,000	CNOOC Finance 2015 USA LLC	3.75%	05/02/2023	740,723
360,000	EQT Corp.	3.90%	10/01/2027	340,618
205,000	Gulfport Energy Corp.	6.38%	05/15/2025	159,644
210,000	Hilcorp Energy I LP / Hilcorp Finance Co.(e)	6.25%	11/01/2028	212,362
120,000	Indigo Natural Resources LLC(e)	6.88%	02/15/2026	108,300
630,000	Marathon Petroleum Corp.	5.13%	12/15/2026	688,571
170,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	169,469
145,000	Parsley Energy LLC / Parsley Finance Corp.(e)	5.63%	10/15/2027	152,250
140,000	QEP Resources, Inc.	5.63%	03/01/2026	132,300
130,000	Sunoco LP / Sunoco Finance Corp.	5.50%	02/15/2026	135,687

Principal Amount/Description		Rate	Maturity	Value
$110,000	Sunoco LP / Sunoco Finance Corp.(e)	6.00%	04/15/2027	$115,775
110,000	Transocean, Inc.(e)	7.25%	11/01/2025	104,638
345,000	USA Compression Partners LP / USA Compression Finance Corp.(e)	6.88%	09/01/2027	364,013
				4,127,578
Packaging & Containers - 0.04%
115,000	Flex Acquisition Co., Inc.(e)	6.88%	01/15/2025	104,650
676,000	WRKCo, Inc.	3.75%	03/15/2025	703,526
				808,176
Pharmaceuticals - 0.10%
700,000	AbbVie, Inc.	4.70%	05/14/2045	716,066
60,000	Bausch Health Cos., Inc.(e)	5.75%	08/15/2027	63,209
155,000	Bausch Health Cos., Inc.(e)	7.00%	01/15/2028	161,006
155,000	Bausch Health Cos., Inc.(e)	7.25%	05/30/2029	161,587
355,000	Cigna Corp.(d)(e)	3M US L + 0.89%	07/15/2023	354,940
340,000	Cigna Corp.(e)	4.90%	12/15/2048	370,297
125,000	Valeant Pharmaceuticals International, Inc.(e)	7.00%	03/15/2024	133,138
				1,960,243
Pipelines - 0.21%
420,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(e)	5.75%	03/01/2027	421,050
285,000	Cheniere Energy Partners LP	5.25%	10/01/2025	295,688
130,000	Cheniere Energy Partners LP(e)	5.63%	10/01/2026	137,475
285,000	Enable Midstream Partners LP	4.40%	03/15/2027	287,380
675,000	Energy Transfer Operating LP	4.75%	01/15/2026	723,539
700,000	EQM Midstream Partners LP	4.75%	07/15/2023	726,003
598,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	767,118
105,000	NGL Energy Partners LP / NGL Energy Finance Corp.(e)	7.50%	04/15/2026	109,725
635,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	696,527
				4,164,505
REITS - 0.39%
555,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	587,173
1,000,000	American Tower Corp.	3.38%	10/15/2026	1,017,732
705,000	American Tower Corp.	3.60%	01/15/2028	717,964
685,000	Boston Properties LP	3.40%	06/21/2029	700,569
800,000	Crown Castle International Corp.	3.70%	06/15/2026	831,182
900,000	Crown Castle International Corp.	3.65%	09/01/2027	927,230
1,000,000	Digital Realty Trust LP	3.70%	08/15/2027	1,028,234
313,000	ESH Hospitality, Inc.(e)	5.25%	05/01/2025	321,607
305,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	319,106
715,000	Public Storage	3.39%	05/01/2029	747,272
695,000	Welltower, Inc.	3.95%	09/01/2023	731,303
				7,929,372
Retail - 0.12%
295,000	Beacon Roofing Supply, Inc.(e)	4.88%	11/01/2025	293,156
85,000	Carvana Co.(e)	8.88%	10/01/2023	86,296
665,000	Dollar Tree, Inc.	4.00%	05/15/2025	693,379
235,000	Golden Nugget, Inc.(e)	6.75%	10/15/2024	242,638
335,000	Home Depot, Inc.	3.90%	06/15/2047	361,408
325,000	McDonald's Corp.	4.45%	03/01/2047	356,541
120,000	PetSmart, Inc.(e)	7.13%	03/15/2023	113,100
85,000	PetSmart, Inc.(e)	5.88%	06/01/2025	82,875

Principal Amount/Description		Rate	Maturity	Value
$225,000	Staples, Inc.(e)	7.50%	04/15/2026	$224,237
				2,453,630
Semiconductors - 0.03%
670,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	697,917

Software - 0.06%
70,000	CDK Global, Inc.(e)	5.25%	05/15/2029	72,625
160,000	Dun & Bradstreet Corp.(e)	6.88%	08/15/2026	169,600
503,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	510,444
190,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(e)	10.00%	11/30/2024	206,863
230,000	Informatica LLC(e)	7.13%	07/15/2023	234,639
				1,194,171
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(e)	5.25%	10/15/2025	160,400

Telecommunications - 0.24%
940,000	AT&T, Inc.	5.25%	03/01/2037	1,055,627
200,000	CommScope, Inc.(e)	5.50%	03/01/2024	206,250
30,000	CommScope, Inc.(e)	6.00%	03/01/2026	30,900
675,000	Corning, Inc.	4.38%	11/15/2057	656,702
155,000	Frontier Communications Corp.(e)	8.00%	04/01/2027	161,587
190,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(e)	9.88%	05/01/2024	195,938
235,000	GTT Communications, Inc.(e)	7.88%	12/31/2024	193,287
275,000	Level 3 Financing, Inc.	5.38%	01/15/2024	281,531
215,000	Sprint Capital Corp.	6.88%	11/15/2028	223,063
200,000	Sprint Corp.	7.13%	06/15/2024	212,560
515,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e)	4.74%	03/20/2025	535,600
720,000	Verizon Communications, Inc.	4.40%	11/01/2034	798,831
305,000	Verizon Communications, Inc.	4.27%	01/15/2036	330,581
				4,882,457
Toys/Games/Hobbies - 0.04%
712,000	Hasbro, Inc.	3.50%	09/15/2027	722,852

Transportation - 0.07%
715,000	CSX Corp.	3.80%	11/01/2046	725,053
690,000	FedEx Corp.	4.75%	11/15/2045	722,802
				1,447,855
Trucking & Leasing - 0.02%
305,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(e)	4.20%	04/01/2027	317,179

TOTAL U.S. CORPORATE BONDS
(Cost $86,665,237)				89,945,876

CONVERTIBLE CORPORATE BONDS - 0.38%
2,500,000	BlackRock TCP Capital Corp.	5.25%	12/15/2019	2,527,846
5,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	5,168,138

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $7,546,559)				7,695,984

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.32%
$700,000	Argentine Republic Government International Bond	6.88%	01/26/2027	$563,588
200,000	Colombia Government International Bond	5.20%	05/15/2049	227,152
400,000	Costa Rica Government International Bond(c)	10.00%	08/01/2020	425,004
800,000	Dominican Republic International Bond(e)	6.40%	06/05/2049	839,008
1,000,000	Indonesia Government International Bond(c)	3.75%	04/25/2022	1,027,262
600,000	Israel Government International Bond	2.88%	03/16/2026	620,976
285,000	Mexico Government International Bond	4.15%	03/28/2027	299,062
675,000	Mexico Government International Bond	3.75%	01/11/2028	688,837
600,000	Perusahaan Penerbit SBSN Indonesia III(e)	4.15%	03/29/2027	629,382
700,000	Philippine Government International Bond	4.20%	01/21/2024	752,132
600,000	Provincia de Buenos Aires International Bond(c)	7.88%	06/15/2027	448,506

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $6,606,993)				6,520,909

BANK LOANS - 1.22%(d)
Canada - 0.03%
504,864	GW Honos Security Corp., First Lien B Term Loan	3M US L + 2.50%, 1.00% Floor	05/24/2024	502,443

Jersey - 0.02%
481,810	Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan	3M US L + 3.25%	11/01/2024	473,619

Luxembourg - 0.01%
249,375	Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan	1M US L + 3.75%	02/27/2026	250,186

United States - 1.16%
478,114	Acrisure LLC, First Lien 2017-2 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	11/22/2023	476,820
124,900	Albertson's LLC, First Lien 2018 B-7 Term Loan(j)	1M US L + 3.00%, 0.75% Floor	11/16/2025	124,431
276,863	AlixPartners, LLP, First Lien 2017 Refinancing Term Loan	1M US L + 2.75%, 1.00% Floor	04/04/2024	276,595
222,928	Allied Universal Holdco LLC, First Lien B Term Loan(j)	L + 4.25%	06/26/2026	222,371
22,072	Allied Universal Holdco LLC, First Lien Delayed Draw Term Loan(j)	L + 4.25%	06/26/2026	22,017
484,273	AssuredPartners, Inc., First Lien 2017 September Refinancing Term Loan	1M US L + 3.50%	10/22/2024	480,339

Principal Amount/Description		Rate	Maturity	Value
$290,000	Athenahealth, Inc., First Lien B Term Loan	3M US L + 2.70%	02/07/2026	$289,819
243,766	Axalta Coating Systems Dutch Holding B B.V., First Lien B-3 Dollar Term Loan	3M US L + 1.75%	06/01/2024	241,253
192,188	Bausch Health Companies, Inc., First Lien First Incremental Term Loan	1M US L + 2.75%	11/27/2025	191,287
255,000	Berry Global, Inc., First Lien U Term Loan(j)	L + 2.50%	05/15/2026	253,566
180,000	BioScrip, Inc., First Lien Cov-Lite TL Term Loan(j)	L + 4.50%	05/22/2026	179,775
139,298	BJ's Wholesale Club, Inc., First Lien Tranche B Term Loan	1M US L + 2.75%	02/03/2024	139,603
154,221	Blackhawk Network Holdings, Inc., First Lien Term Loan	1M US L + 3.00%	06/15/2025	153,306
195,000	Blackstone CQP Holdco LP, First Lien Initial Term Loan(j)	3M US L + 3.50%	09/30/2024	195,439
38,000	Brookfield WEC Holdings, Inc., First Lien Incremental Term Loan(j)	L + 3.50%, 0.75% Floor	08/01/2025	38,000
313,425	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.50%, 0.75% Floor	08/01/2025	313,403
245,000	Calpine Corp., First Lien 2019 Term Loan(j)	3M US L + 2.75%	04/05/2026	244,924
599,591	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan	3M US L + 2.75%	06/16/2023	596,968
244,388	Catalent Pharma Solutions, Inc., First Lien Dollar B-2 Term Loan	1M US L + 2.25%	05/17/2026	244,693
486,359	Change Healthcare Holdings, Inc., First Lien Closing Date Term Loan	1M US L + 2.75%, 1.00% Floor	03/01/2024	483,443
493,392	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan	1M US L + 3.00%, 1.00% Floor	06/07/2023	491,584
200,000	Commscope, Inc., First Lien Initial Term Loan	1M US L + 3.25%	04/06/2026	199,700
486,014	Concentra, Inc., First Lien Tranche B-1 Term Loan	3M US L + 2.75%	06/01/2022	487,229
200,000	CSC Holdings LLC, First Lien February 2019 Incremental Term Loan	1M US L + 3.00%	04/15/2027	200,550
492,185	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	487,263
483,369	Dell International LLC, First Lien Refinancing B Term Loan	1M US L + 2.00%, 0.75% Floor	09/07/2023	481,457
149,625	E.W. Scripps Company, First Lien Tranche B-1 Term Loan	1M US L + 2.75%	05/01/2026	149,531
124,675	Edelman Financial Center LLC, First Lien Initial Term Loan(j)	1M US L + 3.25%	07/21/2025	124,452
218,339	Edgewater Generation LLC, First Lien Term Loan	1M US L + 3.75%	12/13/2025	218,248
594,802	Equian Buyer Corp., First Lien 2018 Incremental Term Loan	1M US L + 3.25%, 1.00% Floor	05/20/2024	595,025
427,823	Equinox Holdings, Inc., First Lien Incremental B-1 Term Loan	1M US L + 3.00%, 1.00% Floor	03/08/2024	427,200
491,446	Filtration Group Corp., First Lien Initial Dollar Term Loan	1M US L + 3.00%	03/29/2025	491,225
189,050	Forest City Enterprises LP, First Lien Initial Term Loan	1M US L + 4.00%	12/08/2025	190,074
474,490	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	475,529
176,966	GOBP Holdings, Inc., First Lien Initial Term Loan	1W US L + 3.75%	10/22/2025	177,133

Principal Amount/Description		Rate	Maturity	Value
$488,212	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	$483,255
479,964	Hayward Industries, Inc., First Lien Initial Term Loan	1M US L + 3.50%	08/05/2024	470,965
474,532	Hyland Software, Inc., First Lien 2018 Refinancing Term Loan	1M US L + 3.25%, 0.75% Floor	07/01/2024	472,013
482,551	Intrawest Resort Holdings, Inc., Term B1 Loan, First Lien Initial Bluebird Term Loan	1M US L + 3.00%, 1.00% Floor	07/31/2024	481,571
497,400	IRB Holding Corp., First Lien B Term Loan(j)	1M US L + 3.25%, 1.00% Floor	02/05/2025	491,921
244,575	JBS USA Lux S.A., First Lien New Term Loan(j)	1M US L + 2.50%	05/01/2026	244,505
482,029	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	480,689
305,000	Lower Cadence Holdings LLC, First Lien Initial Term Loan	1M US L + 4.00%	05/22/2026	303,920
200,000	Messer Industries GmbH, First Lien Initial B-1 Term Loan	3M US L + 2.50%	03/01/2026	197,563
377,105	Milacron LLC, First Lien B Term Loan	1M US L + 2.50%	09/28/2023	367,677
501,009	Misys, Ltd., First Lien Dollar Term Loan	1M US L + 3.50%, 1.00% Floor	06/13/2024	489,042
218,342	Mitchell International, Inc., First Lien Initial Term Loan, First Lien Initial Term Loan	1M US L + 3.25%	11/29/2024	208,945
478,832	MLN US HoldCo LLC, First Lien B Term Loan	1M US L + 4.50%	11/30/2025	458,882
195,000	Nexstar Broadcasting, Inc., First Lien B Term Loan(j)	L + 2.75%	06/20/2026	194,513
247,448	Panther BF Aggregator 2 L P, First Lien Initial Dollar Term Loan	1M US L + 3.50%	04/30/2026	245,980
620,023	Pike Corp., First Lien 2018 Initial Term Loan	1M US L + 3.50%, 1.00% Floor	03/23/2025	621,628
277,064	Plantronics, Inc., First Lien Initial B Term Loan	1M US L + 2.50%	07/02/2025	275,795
397,995	Ply Gem Midco, Inc., First Lien Initial Term Loan	3M US L + 3.75%	04/12/2025	387,880
479,036	PODS LLC, First Lien Tranche B-4 Term Loan	1M US L + 2.75%, 1.00% Floor	12/06/2024	472,849
564,970	Prime Security Services Borrower LLC, First Lien December 2018 Incremental B-1 Term Loan	1M US L + 2.75%, 1.00% Floor	05/02/2022	561,818
368,857	Project Alpha Intermediate Holding, Inc., First Lien Term Loan	3M US L + 3.50%, 1.00% Floor	04/26/2024	358,713
189,524	Radiology Partners, Inc., First Lien B Term Loan	2M US L + 4.75%	07/09/2025	189,494
457,800	Refinitiv US Holdings, Inc., First Lien Initial Dollar Term Loan	1M US L + 3.75%	10/01/2025	444,709
402,202	SCS Holdings I, Inc., First Lien New Tranche B Term Loan	1M US L + 4.25%, 1.00% Floor	10/30/2022	404,967
308,572	Securus Technologies Holdings, Inc., First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	11/01/2024	288,001
443,363	Select Medical Corp., First Lien Tranche B Term Loan	3M US L + 2.50%	03/06/2025	442,534
479,398	Solera LLC, First Lien Dollar Term Loan	1M US L + 2.75%	03/03/2023	476,478
463,814	Sophia LP, First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	09/30/2022	463,060
485,000	Starfruit Finco B.V., First Lien Initial Dollar Term Loan	1M US L + 3.25%	10/01/2025	478,634

Principal Amount/Description		Rate	Maturity	Value
$209,829	Transdigm, Inc., First Lien 2018 New Tranche F Term Loan	3M US L + 2.50%	06/09/2023	$206,322
168,300	Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	168,860
135,000	UFC Holdings LLC, First Lien 2019 Term Loan	1M US L + 3.25%, 1.00% Floor	04/29/2026	134,916
89,290	VeriFone Systems, Inc., First Lien Initial Term Loan	3M US L + 4.00%	08/20/2025	86,834
367,225	Verscend Holding Corp., First Lien B Term Loan	1M US L + 4.50%	08/27/2025	368,202
423,044	Vertafore, Inc., First Lien Initial Term Loan	1M US L + 3.25%	07/02/2025	407,795
227,169	Web.com Group, Inc., First Lien Initial Term Loan	1M US L + 3.75%	10/10/2025	224,377
				23,419,559

TOTAL BANK LOANS
(Cost $24,833,494)				24,645,807

COLLATERALIZED LOAN OBLIGATIONS - 2.11%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(d)(e)	3M US L + 3.50%	07/15/2026	500,159
	AIMCO CLO
500,000	Series 2018-AA(d)(e)	3M US L + 2.55%	04/17/2031	470,457
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(d)(e)	3.55% - 3M US L	07/22/2032	1,000,000
	Apidos CLO XII
500,000	Series 2018-12A(d)(e)	3M US L + 2.60%	04/15/2031	472,524
	Apidos CLO XX
500,000	Series 2018-20A(d)(e)	3M US L + 2.95%	07/16/2031	488,845
	Apidos CLO XXI
500,000	Series 2018-21A(d)(e)	3M US L + 2.45%	07/18/2027	490,250
1,000,000	Series 2018-21A(d)(e)	3M US L + 8.25%	07/18/2027	964,840
	Apidos CLO XXIV
1,000,000	Series 2018-24A(d)(e)	3M US L + 5.80%	10/20/2030	954,516
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(d)(e)	3M US L + 1.05%	08/05/2027	500,206
	Babson CLO, Ltd.
500,000	Series 2018-IA(d)(e)	3M US L + 2.60%	01/20/2031	471,875
	Barings CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/18/2029	500,277
1,000,000	Series 2018-3A(d)(e)	3M US L + 2.90%	07/20/2029	976,223
500,000	Series 2018-4A(d)(e)	3M US L + 5.82%	10/15/2030	478,879
500,000	Series 2019-2A(d)(e)	3.85% - 3M US L	04/15/2031	501,971
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.60%	04/20/2031	472,661
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	10/15/2031	951,439
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/15/2030	500,686
1,000,000	Series 2018-1A(d)(e)	3M US L + 2.75%	01/30/2031	940,079
1,500,000	Series 2018-1A(d)(e)	3M US L + 5.50%	01/30/2031	1,368,462
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/15/2031	912,085
500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	07/15/2031	481,907
500,000	Series 2018-1RA(d)(e)	3M US L + 3.00%	07/15/2030	484,445
	Canyon CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2031	485,115

Principal Amount/Description		Rate	Maturity	Value
	Carlyle Global Market Strategies CLO, Ltd.
$1,000,000	Series 2018-2RA(d)(e)	3M US L + 5.35%	05/15/2031	$905,147
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	07/28/2028	500,628
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	04/15/2030	485,891
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.80%	04/15/2030	942,938
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	04/17/2030	476,509
	Dorchester Park CLO DAC
500,000	Series 2018-1A(d)(e)	3M US L + 2.40%	04/20/2028	494,102
875,000	Series 2018-1A(d)(e)	3M US L + 5.00%	04/20/2028	844,494
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(d)(e)	3M US L + 2.55%	05/15/2031	470,615
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(d)(e)	3M US L + 3.00%	07/15/2031	977,906
	Elmwood CLO II, Ltd.
1,000,000	Series 2019-2A(d)(e)	3M US L + 2.10%	04/20/2031	1,001,211
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2030	486,990
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.40%	07/15/2030	935,136
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(d)(e)	3M US L + 6.40%	10/15/2030	997,045
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	04/20/2030	485,796
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.05%	10/20/2030	492,042
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.50%	10/20/2030	940,106
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(d)(e)	3M US L + 5.75%	10/17/2027	967,097
	PPM CLO 3, Ltd.
1,000,000	Series 2019-3A(d)(e)	3.70% - 3M US L	07/17/2030	1,000,000
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	01/15/2030	476,707
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(d)(e)	3M US L + 2.65%	04/15/2028	1,473,817
	THL Credit Wind River 2018-1 CLO, Ltd.
500,000	Series 2018-1A(d)(e)	2.90% - 3M US L	07/15/2030	474,155
2,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/15/2030	1,822,465
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.75%	04/18/2029	500,689
1,000,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/18/2031	951,667
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.75%	07/15/2030	925,761
1,000,000	Series 2018-3A(d)(e)	3M US L + 6.22%	10/22/2031	935,566
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(d)(e)	3.80% - 3M US L	04/15/2032	1,002,176
	Voya CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	04/18/2031	478,509
1,000,000	Series 2018-2A(d)(e)	3M US L + 2.75%	07/15/2031	960,176
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.25%	07/15/2031	934,697
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/20/2030	944,736
	Wellfleet CLO, Ltd.
1,000,000	Series 2018-3A(d)(e)	3M US L + 1.25%	01/20/2032	1,003,029

Principal Amount/Description		Rate	Maturity	Value
	Westcott Park CLO, Ltd.
$1,000,000	Series 2019-1A(d)(e)	3M US L + 3.25%	07/20/2028	$1,000,036

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $44,331,464)				42,655,740

EQUITY - LINKED NOTES - 0.00%(h)
263,093	Inverpamplona SA(f)(i)	0.00%	12/30/2028	11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.17%
	AASET, Ltd.
865,392	Series 2018-1A(e)	3.84%	09/16/2023	872,300
	Adjustable Rate Mortgage Trust
422,136	Series 2005-1(d)	4.75%	05/25/2035	433,321
3,415,473	Series 2005-10(d)	4.63%	01/25/2036	2,958,935
263,244	Series 2005-7(d)	4.34%	10/25/2035	235,188
	ALM XII, Ltd.
500,000	Series 2018-12A(d)(e)	3M US L + 2.65%	04/16/2027	491,934
	Alternative Loan Trust
306,831	Series 2005-20CB	5.50%	07/25/2035	297,791
111,067	Series 2005-54CB	5.50%	11/25/2035	95,969
567,380	Series 2005-6CB	5.50%	04/25/2035	584,713
258,031	Series 2005-85CB(d)	21.63% - 3.67 x 1M US L	02/25/2036	338,208
1,221,828	Series 2005-85CB(d)	1M US L + 1.10%	02/25/2036	1,057,146
315,822	Series 2005-86CB	5.50%	02/25/2036	277,451
579,011	Series 2005-9CB(d)	5.05% - 1M US L	05/25/2035	61,228
326,020	Series 2005-9CB(d)	1M US L + 0.50%	05/25/2035	302,710
305,702	Series 2006-12CB(d)	1M US L + 5.75%	05/25/2036	246,934
1,454,995	Series 2006-15CB	6.50%	06/25/2036	1,111,705
181,807	Series 2006-30T1	6.25%	11/25/2036	163,176
148,943	Series 2006-32CB	5.50%	11/25/2036	124,434
314,940	Series 2006-36T2(d)	28.06% - 4.6 x 1M US L	12/25/2036	493,118
1,173,393	Series 2007-19	6.00%	08/25/2037	958,142
4,043,523	Series 2007-20	6.25%	08/25/2047	3,443,546
1,091,923	Series 2007-23CB(d)	6.50% - 1M US L	09/25/2037	238,880
1,143,575	Series 2007-23CB(d)	1M US L + 0.50%	09/25/2037	700,160
	American Home Mortgage Investment Trust
170,373	Series 2007-A(e)(k)	6.60%	01/25/2037	71,104
	Applebee's Funding LLC / IHOP Funding LLC
750,000	Series 2019-1A(e)	4.19%	06/05/2024	758,575
	Atlas Senior Loan Fund X, Ltd.
500,000	Series 2018-10A(d)(e)	3M US L + 1.09%	01/15/2031	494,537
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(d)(e)	1M US L + 3.40%	06/15/2021	1,320,959
	Atrium IX
500,000	Series 2017-9A(d)(e)	3M US L + 3.60%	05/28/2030	500,337
	Atrium XIII
1,000,000	Series 2017-13A(d)(e)	3M US L + 6.05%	11/21/2030	981,802

Principal Amount/Description		Rate	Maturity	Value
	Atrium XIV LLC
$1,000,000	Series 2018-14A(d)(e)	3M US L + 5.65%	08/23/2030	$951,451
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(d)(e)	5.00%	03/15/2021	684,591
	Banc of America Funding Corp.
249,170	Series 2008-R2(e)	6.00%	09/25/2037	256,938
	Banc of America Funding Trust
179,390	Series 2006-2	5.50%	03/25/2036	177,576
4,633,366	Series 2010-R5(d)(e)	6.00%	10/26/2037	4,459,943
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(d)(e)	1M US L + 1.50%	01/15/2022	605,406
1,312,000	Series 2019-CRE5(d)(e)	1M US L + 2.35%	02/15/2022	1,313,336
	BANK
463,000	Series 2018-BN10(d)	4.08%	01/15/2028	490,074
463,000	Series 2018-BN13(d)	4.69%	07/15/2028	509,439
203,000	Series 2019-BN17(d)	4.67%	04/15/2029	219,961
	Barclays Commercial Mortgage Trust
697,000	Series 2019-C3	3.90%	05/15/2029	740,869
697,000	Series 2019-C3	4.10%	05/15/2029	741,839
	BBCMS Trust
3,000,000	Series 2018-CBM(d)(e)	1M US L + 3.15%	07/15/2020	3,037,367
	BCAP, LLC Trust
142,596	Series 2007-AA2(d)	7.50%	04/25/2037	126,408
92,502	Series 2007-AA2	6.00%	04/25/2037	73,495
1,787,896	Series 2009-RR1(d)(e)	6.00%	10/26/2036	1,821,227
6,304,081	Series 2010-RR6(d)(e)	6.00%	07/26/2036	4,964,742
	Bear Stearns ALT-A Trust
1,257,004	Series 2004-11(d)	3.60%	11/25/2034	1,121,982
1,242,139	Series 2005-3(d)	4.16%	04/25/2035	1,175,804
9,518,553	Series 2006-3(d)	4.15%	05/25/2036	7,685,338
1,225,643	Series 2006-6(d)	4.00%	11/25/2036	1,116,421
	Bear Stearns Asset-Backed Securities Trust
2,231,924	Series 2006-AC1(k)	6.25%	02/25/2036	1,694,788
	Bellemeade Real Estate, Ltd.
4,500,000	Series 2019-2A(d)(e)	1M US L + 1.45%	04/25/2029	4,511,663
	BENCHMARK Mortgage Trust
203,000	Series 2019-B10	3.75%	03/15/2029	207,162
	BF Mortgage Trust
705,000	Series 2019-NYT(d)(e)	1M US L + 3.00%	12/15/2020	714,664
	Braemar Hotels & Resorts Trust
688,000	Series 2018-PRME(d)(e)	1M US L + 2.90%	12/15/2019	691,124
	BX Commercial Mortgage Trust
700,000	Series 2019-IMC(d)(e)	1M US L + 1.90%	04/15/2021	703,066
	CAL Funding III, Ltd.
866,667	Series 2018-1A(e)	3.96%	02/25/2028	893,727
	Cantor Commercial Real Estate Lending
652,000	Series 2019-CF1(d)(e)	4.12%	04/15/2024	651,728
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(d)(e)	1M US L + 2.85%	11/15/2021	681,494
	Carrington Mortgage Loan Trust
2,147,664	Series 2006-NC4(d)	1M US L + 0.16%	10/25/2036	2,008,287
	Castlelake Aircraft Securitization Trust
3,234,506	Series 2018-1(e)	6.63%	06/15/2025	3,256,025

Principal Amount/Description		Rate	Maturity	Value
	Castlelake Aircraft Structured Trust
$738,821	Series 2019-1A(e)	3.97%	04/15/2026	$755,076
2,750,000	Series 2019-1A(e)(f)	0.00%	04/15/2039	2,756,875
	Chase Mortgage Finance Trust
14,111,063	Series 2007-S2	6.00%	03/25/2037	11,045,544
508,189	Series 2007-S3	5.50%	05/25/2037	137,641
	CIM Trust
12,000,000	Series 2016-1RR(d)(e)	12.35%	07/26/2055	12,246,281
12,000,000	Series 2016-2RR B2(d)(e)	7.78%	02/25/2056	12,286,222
12,000,000	Series 2016-3RR B2(d)(e)	7.43%	02/27/2056	12,247,192
11,430,000	Series 2016-3RR B2(d)(e)	12.29%	01/27/2057	11,966,199
3,683,873	Series 2017-6 A1(d)(e)	3.02%	06/25/2057	3,692,332
	Citicorp Mortgage Securities Trust
711,088	Series 2007-1	6.00%	01/25/2037	706,925
5,426	Series 2007-2	5.50%	02/25/2037	5,402
	Citigroup Commercial Mortgage Trust
3,843,020	Series 2014-GC25(d)	1.15%	10/10/2047	172,930
866,000	Series 2015-GC27(d)(e)	4.58%	01/10/2025	808,340
400,000	Series 2015-GC31(d)	4.19%	06/10/2025	400,434
420,000	Series 2015-GC35(d)	4.65%	11/10/2025	434,312
5,407,722	Series 2015-GC35(d)	1.01%	11/10/2048	200,977
641,000	Series 2016-GC36(e)	2.85%	01/10/2026	543,531
464,000	Series 2017-C4(d)	4.10%	10/12/2027	490,647
463,000	Series 2018-B2(d)	4.28%	03/10/2028	497,618
515,000	Series 2018-C5(d)	4.88%	06/10/2028	550,239
901,000	Series 2019-SST2(d)(e)	1M US L + 1.60%	02/15/2022	904,403
901,000	Series 2019-SST2(d)(e)	1M US L + 2.00%	02/15/2022	904,390
	Citigroup Mortgage Loan Trust
856,797	Series 2006-WF1(k)	4.89%	03/25/2036	578,551
1,319,774	Series 2007-OPX1(k)	6.33%	01/25/2037	688,770
913,054	Series 2008-AR4(d)(e)	4.55%	11/25/2038	929,342
660,140	Series 2010-8(d)(e)	6.00%	11/25/2036	665,012
1,923,467	Series 2010-8(d)(e)	6.00%	12/25/2036	1,924,455
	CitiMortgage Alternative Loan Trust
641,533	Series 2007-A1	6.00%	01/25/2037	633,223
126,365	Series 2007-A1(d)	5.40% - 1M US L	01/25/2037	17,616
92,015	Series 2007-A3(d)	6.00%	03/25/2037	89,676
211,755	Series 2007-A3(d)	5.40% - 1M US L	03/25/2037	35,832
762,956	Series 2007-A4	5.75%	04/25/2037	746,522
663,117	Series 2007-A6	5.50%	06/25/2037	645,044
	CLI Funding VI LLC
990,373	Series 2019-1A(e)	3.71%	05/18/2029	1,002,773
	CLNS Trust
168,000	Series 2017-IKPR(d)(e)	1M US L + 3.15%	06/11/2022	168,521
168,000	Series 2017-IKPR(d)(e)	1M US L + 3.50%	06/11/2022	169,297
	Coinstar Funding LLC
2,450,000	Series 2017-1A(e)	5.22%	04/25/2023	2,510,713
	COMM Mortgage Trust
887,000	Series 2013-CR11(d)	5.28%	09/10/2023	961,374
500,000	Series 2016-GCT(d)(e)	3.58%	08/10/2021	494,947
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(d)	4.90%	08/10/2024	256,533
400,000	Series 2014-CR20(d)	4.65%	10/10/2024	422,781
8,629,084	Series 2014-UBS4(e)	3.75%	08/10/2024	1,934,572
11,000	Series 2014-UBS4(d)(e)	0.00%	08/10/2047	1
3,794,535	Series 2015-CR22(d)	1.09%	03/10/2025	135,053

Principal Amount/Description		Rate	Maturity	Value
$4,725,310	Series 2015-CR26(d)	1.11%	09/10/2025	$222,580
419,000	Series 2015-LC23(d)	4.80%	10/10/2025	449,333
249,000	Series 2016-DC2(d)	4.80%	02/10/2026	258,679
	Commercial Mortgage Trust
659,000	Series 2012-CR4(d)(e)	4.72%	11/15/2022	264,918
	CORE Mortgage Trust
540,000	Series 2019-CORE(d)(e)	1M US L + 1.90%	12/15/2020	543,013
540,000	Series 2019-CORE(d)(e)	1M US L + 2.35%	12/15/2020	543,523
	Countrywide Home Loan Mortgage Pass-Through Trust
2,671,156	Series 2005-HYB7(d)	3.86%	11/20/2035	2,446,198
48,943	Series 2005-J4	5.50%	11/25/2035	47,333
2,174,868	Series 2006-18	6.00%	12/25/2036	1,865,010
348,542	Series 2007-17	6.00%	10/25/2037	316,647
361,856	Series 2007-3	6.00%	04/25/2037	297,509
387,393	Series 2007-7	5.75%	06/25/2037	329,734
	Credit Suisse First Boston Mortgage Securities Corp.
78,953	Series 2005-10	5.50%	11/25/2035	75,858
2,327,606	Series 2005-11	6.00%	12/25/2035	2,200,917
68,507	Series 2005-8	5.50%	08/25/2025	70,142
4,988,940	Series 2005-9	6.00%	10/25/2035	2,814,702
	Credit Suisse Mortgage Capital Certificates
4,048,942	Series 2006-2	5.75%	03/25/2036	3,576,879
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(k)	5.70%	09/25/2036	1,444,047
148,938	Series 2007-1(d)	5.90%	05/25/2037	65,969
	CSAIL Commercial Mortgage Trust
5,737,239	Series 2015-C1(d)	1.04%	01/15/2025	215,901
419,000	Series 2015-C4(d)	4.73%	11/15/2025	442,330
214,000	Series 2018-C14(d)	5.06%	10/15/2028	234,275
	CSMC Mortgage-Backed Trust
190,706	Series 2006-1	6.00%	02/25/2036	131,459
25,589	Series 2006-4	5.50%	05/25/2021	23,315
815,594	Series 2006-5	6.25%	06/25/2036	343,774
105,896	Series 2006-9	6.00%	11/25/2036	69,292
2,207,204	Series 2007-1	6.00%	02/25/2037	1,959,323
11,666	Series 2007-2	5.00%	03/25/2037	11,417
555,222	Series 2007-3(d)	5.84%	04/25/2037	251,327
34,803	Series 2007-4	6.00%	06/25/2037	31,395
2,861,242	Series 2009-16R(d)(e)	6.00%	07/26/2037	2,930,730
784,219	Series 2010-7R(d)(e)	6.00%	04/26/2037	795,505
604,000	Series 2017-CALI(d)(e)	3.90%	11/10/2024	618,142
253,000	Series 2017-CHOP(d)(e)	1M US L + 1.90%	06/15/2019	253,749
253,000	Series 2017-CHOP(d)(e)	1M US L + 3.30%	06/15/2019	254,669
887,957	Series 2018-RPL2(e)(k)	4.03%	08/25/2062	892,270
1,838,606	Series 2018-RPL8(d)(e)	4.13%	07/25/2058	1,867,986
	DB Master Finance LLC
1,000,000	Series 2019-1A(e)	3.79%	02/20/2024	1,024,028
	DBUBS Mortgage Trust
468,000	Series 2017-BRBK(d)(e)	3.65%	10/10/2024	463,045
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
354,222	Series 2005-6(d)	5.08% - 1M US L	12/25/2035	53,147
154,826	Series 2005-6(d)	1M US L + 1.40%	12/25/2035	130,974

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
$178,439	Series 2006-PR1(d)(e)	12.12% - 1M US L	04/15/2036	$171,674
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(d)(e)	3M US L + 5.75%	08/15/2031	950,188
500,000	Series 2018-40A(d)(e)	3M US L + 3.10%	08/15/2031	496,410
	Earnest Student Loan Program
35,000	Series 2016-D(e)(f)	0.00%	05/25/2025	1,214,010
	Ellington Financial Mortgage Trust
1,245,082	Series 2018-1(d)(e)	4.39%	10/25/2058	1,273,246
	First Horizon Alternative Mortgage Securities Trust
996,681	Series 2005-FA6	5.50%	09/25/2035	866,273
144,438	Series 2007-FA2	6.00%	04/25/2037	100,046
	First Horizon Mortgage Pass-Through Trust
1,555,019	Series 2007-AR3(d)	4.37%	11/25/2037	1,406,361
	Global SC Finance IV, Ltd.
440,550	Series 2018-1A(e)	4.29%	05/17/2028	457,936
	GPMT, Ltd.
474,000	Series 2019-FL2(d)(e)	1M US L + 2.95%	11/15/2023	478,621
	Great Wolf Trust
152,000	Series 2017-WOLF(d)(e)	1M US L + 2.10%	09/15/2019	152,213
235,000	Series 2017-WOLF(d)(e)	1M US L + 3.10%	09/15/2019	235,614
125,000	Series 2017-WOLF(d)(e)	1M US L + 4.07%	09/15/2019	125,509
	GS Mortgage Securities Trust
297,964	Series 2011-GC3(d)(e)	0.82%	03/10/2021	2,859
2,253,567	Series 2011-GC5(d)(e)	1.50%	08/10/2044	47,495
3,986,000	Series 2014-GC26(d)(e)	4.67%	11/10/2047	3,435,156
7,278,722	Series 2015-GS1(d)	0.94%	11/10/2025	312,938
656,000	Series 2017-GS6	3.87%	05/10/2027	688,241
407,000	Series 2017-GS8(d)	4.48%	11/10/2027	430,317
796,000	Series 2018-FBLU(d)(e)	1M US L + 3.25%	11/15/2020	796,309
1,954,000	Series 2018-TWR(d)(e)	1M US L + 3.92%	07/15/2021	1,973,020
	GSAA Home Equity Trust
2,539,054	Series 2006-13(d)	6.04%	07/25/2036	1,395,757
567,632	Series 2006-18(k)	5.68%	11/25/2036	263,315
179,784	Series 2006-6(d)	5.69%	03/25/2036	89,422
962,497	Series 2007-2(k)	6.10%	03/25/2037	364,457
	GSR Mortgage Loan Trust
307,006	Series 2005-AR4(d)	4.66%	07/25/2035	314,837
1,582,261	Series 2006-2F	5.25%	02/25/2036	1,226,359
704,355	Series 2007-2F	5.75%	02/25/2037	1,059,081
3,226,670	Series 2007-2F	6.00%	03/25/2037	2,821,387
1,293,401	Series 2007-AR2(d)	4.27%	05/25/2037	1,124,891
	Halcyon Loan Advisors Funding, Ltd.
120,340	Series 2013-1A(d)(e)	3M US L + 1.15%	04/15/2025	120,451
250,000	Series 2013-2A(d)(e)	3M US L + 2.70%	08/01/2025	250,099
	Harley Marine Financing LLC
964,292	Series 2018-1A(e)	5.68%	05/15/2022	802,538
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(d)(e)	1M US L + 3.00%	05/15/2021	1,382,276
	Hayfin Kingsland X, Ltd.
500,000	Series 2019-1A(d)(e)	3M US L + 2.25%	04/28/2031	500,506
	Helios Issuer, LLC Series
1,351,891	Series 2017-1A(e)	4.94%	09/20/2023	1,418,769
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2016(d)(e)	3M US L + 2.90%	07/20/2030	478,614

Principal Amount/Description		Rate	Maturity	Value
	HPLY Trust
$698,000	Series 2019-HIT(d)(e)	1M US L + 3.15%	11/15/2021	$700,182
1,391,000	Series 2019-HIT(d)(e)	1M US L + 3.90%	11/15/2021	1,396,219
	HPS Loan Management, Ltd.
500,000	Series 2017-17(d)(e)	3M US L + 1.26%	05/06/2030	501,192
	HSI Asset Loan Obligation Trust
27,046	Series 2007-2	5.50%	09/25/2037	25,757
	IMT Trust
360,000	Series 2017-APTS(d)(e)	1M US L + 1.10%	06/15/2034	358,045
	IndyMac IMJA Mortgage Loan Trust
1,287,457	Series 2007-A1	6.00%	08/25/2037	915,286
	IndyMac IMSC Mortgage Loan Trust
4,752,798	Series 2007-F2	6.50%	07/25/2037	2,835,973
	IndyMac Index Mortgage Loan Trust
2,142,596	Series 2005-AR31(d)	4.03%	01/25/2036	2,045,532
1,212,327	Series 2005-AR35(d)	3.68%	02/25/2036	1,033,215
3,009,137	Series 2006-AR25(d)	3.52%	09/25/2036	2,865,937
	Invitation Homes
995,000	Series 2018-SFR1(d)(e)	1M US L + 1.25%	03/17/2020	991,337
650,000	Series 2018-SFR1(d)(e)	1M US L + 1.45%	03/17/2020	647,639
	JOL Air, Ltd.
983,999	Series 2019-1(e)	3.97%	04/15/2026	995,689
	JP Morgan Alternative Loan Trust
311,850	Series 2005-S1	6.00%	12/25/2035	296,125
6,568	Series 2006-S1	5.00%	02/25/2021	6,528
209,191	Series 2006-S3(k)	6.12%	08/25/2036	201,528
	JP Morgan BB Commercial Mortgage Securities Trust
652,000	Series 2013-C17(d)	5.05%	12/15/2023	699,210
400,000	Series 2014-C21(d)	4.81%	07/15/2024	414,087
867,000	Series 2014-C23(d)(e)	3.36%	10/15/2024	716,548
388,000	Series 2014-C26(d)	4.55%	12/15/2024	408,463
5,578,421	Series 2015-C28(d)	1.25%	03/15/2025	216,959
542,000	Series 2015-C28	3.99%	03/15/2025	564,701
9,230,311	Series 2015-C30(d)	0.68%	07/15/2025	253,831
3,822,922	Series 2015-C31(d)	1.08%	08/15/2025	158,673
414,000	Series 2016-C1(d)	4.90%	02/15/2026	442,474
	JP Morgan Chase Commercial Mortgage Securities Trust
152,289	Series 2006-LDP8(d)	0.29%	05/15/2045	169
4,000,000	Series 2007-CH1(k)	4.91%	11/25/2036	4,169,438
1,157,000	Series 2011-C3(d)(e)	5.85%	03/15/2021	1,110,181
2,603,849	Series 2012-C8(d)	1.92%	09/15/2022	118,319
119,000	Series 2016-JP2(d)	3.94%	07/15/2026	121,516
1,010,000	Series 2018-WPT(e)	5.54%	07/05/2023	1,035,332
887,000	Series 2019-COR4(d)	4.44%	12/10/2028	967,624
704,000	Series 2019-MFP(d)(e)	1M US L + 3.00%	07/15/2024	705,760
235,000	Series 2019-UES(e)	4.34%	05/05/2024	248,544
1,279,000	Series 2019-UES(d)(e)	4.60%	05/05/2024	1,266,491
	JP Morgan Mortgage Acquisition Corp.
300,301	Series 2006-CH2(k)	5.46%	09/25/2029	236,720
	JP Morgan Mortgage Trust
1,228,509	Series 2007-S3	6.00%	07/25/2037	982,204
	JP Morgan Resecuritization Trust
1,440,011	Series 2011-1(d)(e)	6.00%	06/26/2037	1,416,691
	Labrador Aviation Finance, Ltd.
2,971,354	Series 2016-1A(e)	5.68%	01/15/2024	3,130,752

Principal Amount/Description		Rate	Maturity	Value
	LB-UBS Commercial Mortgage Trust
$437,924	Series 2006-C7(d)(e)	0.90%	11/15/2038	$113
	LCM 28, Ltd.
1,000,000	Series 2018-28A(d)(e)	3M US L + 5.75%	10/20/2030	950,000
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(e)	3M US L + 5.60%	07/16/2031	464,092
	LCM XIV LP
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.75%	07/20/2031	953,758
750,000	Series 2018-14A(d)(e)	3M US L + 5.50%	07/20/2031	699,512
	LCM XVII LP
1,000,000	Series 2018-17A(d)(e)	3M US L + 6.00%	10/15/2031	915,701
	LCM XX LP
1,000,000	Series 2018-20A(d)(e)	3M US L + 5.45%	10/20/2027	971,906
	Lehman Mortgage Trust
5,833,301	Series 2006-1(d)	5.37%	02/25/2036	5,902,941
645,734	Series 2006-6	5.50%	10/25/2036	566,267
3,900,194	Series 2006-7(d)	1M US L + 0.25%	11/25/2036	348,357
3,900,194	Series 2006-7(d)	7.75% - 1M US L	11/25/2036	796,350
1,503,011	Series 2006-8(d)	1M US L + 0.42%	12/25/2036	668,560
1,503,011	Series 2006-8(d)	6.58% - 1M US L	12/25/2036	400,635
718,558	Series 2007-10	6.00%	01/25/2038	752,891
344,942	Series 2007-10	6.50%	01/25/2038	226,211
	Lehman XS Trust
95,515	Series 2006-5(k)	5.89%	04/25/2036	93,444
	LoanCore Issuer, Ltd.
1,193,000	Series 2019-CRE3(d)(e)	1M US L + 2.50%	04/15/2024	1,201,598
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.95%	10/22/2030	977,209
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.80%	10/22/2030	940,964
	Mello Warehouse Securitization Trust 2019-1
750,000	Series 2019-1(d)(e)	1M US L + 5.50%	05/14/2021	752,950
	Merrill Lynch Alternative Note Asset Trust
760,232	Series 2007-F1	6.00%	03/25/2037	260,679
	Monarch Beach Resort Trust
5,000,000	Series 2018-MBMZ(d)(e)	1M US L + 4.96%	07/15/2025	5,029,146
	Morgan Stanley Bank of America Merrill Lynch Trust
3,347,634	Series 2012-C5(d)(e)	1.62%	07/15/2022	118,800
450,000	Series 2014-C19	4.00%	12/15/2024	458,690
380,000	Series 2015-C25(d)	4.68%	09/15/2025	406,071
350,000	Series 2015-C27(d)	4.68%	11/15/2025	359,490
	Morgan Stanley Capital I Trust
3,022,075	Series 2011-C1(d)(e)	0.52%	09/15/2020	12,508
1,389,301	Series 2016-UB11 XA(d)	1.77%	08/15/2026	112,148
1,000,000	Series 2018-SUN(d)(e)	1M US L + 3.05%	07/15/2020	1,010,193
706,000	Series 2019-H6	3.70%	05/15/2029	741,286
	Morgan Stanley Mortgage Loan Trust
2,307,875	Series 2005-3AR(d)	4.25%	07/25/2035	2,158,680
3,893,763	Series 2006-11	6.00%	08/25/2036	3,636,543
1,029,461	Series 2006-7(d)	5.01%	06/25/2036	893,367
1,074,952	Series 2006-7	6.00%	06/25/2036	920,324
438,354	Series 2007-3XS(k)	5.70%	01/25/2047	259,692
	Morgan Stanley Re-REMIC Trust
301,130	Series 2011-R1(d)(e)	5.94%	02/26/2037	328,994

Principal Amount/Description		Rate	Maturity	Value
	Mosaic Solar Loan Trust
$153,830	Series 2017-1A(e)	4.45%	06/20/2042	$160,057
577,088	Series 2018-1A(e)	4.01%	08/20/2030	596,084
825,614	Series 2018-2GS(e)	4.20%	10/21/2030	849,428
	MSCG Trust
255,000	Series 2016-SNR(e)	5.21%	11/13/2021	258,484
2,154,000	Series 2018-SELF(d)(e)	1M US L + 3.05%	10/15/2020	2,165,591
	Natixis Commercial Mortgage Securities Trust
345,000	Series 2018-FL1(d)(e)	1M US L + 2.20%	06/15/2022	342,278
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(e)	3.68%	11/17/2025	515,635
	New Residential Mortgage Loan Trust
4,182,194	Series 2019-RPL1(e)(k)	4.34%	02/26/2024	4,254,824
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,295,488	Series 2005-AP3(d)	5.32%	08/25/2035	829,239
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 8.09%	07/15/2030	923,349
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 2.85%	07/25/2030	483,616
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 4.00%	07/15/2029	500,234
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/17/2030	484,954
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/17/2030	936,290
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 5.45%	01/22/2030	460,338
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.05%	10/20/2030	488,562
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(d)(e)	3.55% - 3M US L	07/20/2032	1,000,000
	One Market Plaza Trust
688,000	Series 2017-1MKT(e)	4.14%	02/10/2024	702,444
	PHH Alternative Mortgage Trust
1,130,793	Series 2007-2	6.00%	05/25/2037	1,052,693
	PR Mortgage Loan Trust
11,176,199	Series 2014-1(d)(e)	5.91%	09/25/2047	10,738,105
	Pretium Mortgage Credit Partners I LLC
952,406	Series 2019-NPL2(e)(k)	3.84%	12/25/2058	956,332
	Prime Mortgage Trust
47,173	Series 2006-1	5.50%	06/25/2036	47,420
91,152	Series 2006-DR1(e)	5.50%	05/25/2035	78,559
	RBSGC Structured Trust
221,088	Series 2008-B(e)	6.00%	06/25/2037	221,235
	Residential Accredit Loans, Inc.
1,782,982	Series 2005-QS17	6.00%	12/25/2035	1,759,470
4,554,657	Series 2006-QA5(d)	1M US L + 0.22%	07/25/2036	2,916,682
2,605,751	Series 2006-QS10	6.50%	08/25/2036	2,498,784
963,069	Series 2006-QS4	6.00%	04/25/2036	914,104
1,505,336	Series 2006-QS6	6.00%	06/25/2036	1,405,672

Principal Amount/Description		Rate	Maturity	Value
$1,743,704	Series 2006-QS7	6.00%	06/25/2036	$1,636,964
91,670	Series 2006-QS7(d)	1M US L + 0.40%	06/25/2036	70,160
284,036	Series 2006-QS7(d)	5.60% - 1M US L	06/25/2036	39,111
110,803	Series 2006-QS8(d)	1M US L + 0.45%	08/25/2036	87,735
332,408	Series 2006-QS8(d)	5.55% - 1M US L	08/25/2036	43,341
2,424,897	Series 2007-QS3	6.50%	02/25/2037	2,308,670
72,067	Series 2007-QS6	6.25%	04/25/2037	70,025
10,154	Series 2007-QS6(d)	55.00% - 8.33 x 1M US L	04/25/2037	20,756
3,440,732	Series 2007-QS9	6.50%	07/25/2037	3,245,287
341,389	Series 2008-QR1	6.00%	08/25/2036	292,707
	Residential Asset Securitization Trust
514,655	Series 2006-A1	6.00%	04/25/2036	418,885
1,086,458	Series 2006-A2	6.00%	05/25/2036	785,084
933,197	Series 2006-A6	6.50%	07/25/2036	473,691
412,635	Series 2006-A8	6.00%	08/25/2036	367,850
153,584	Series 2006-A8	6.50%	08/25/2036	81,375
325,180	Series 2006-A8(d)	5.90% - 1M US L	08/25/2036	83,500
1,574,829	Series 2007-A1	6.00%	03/25/2037	934,799
83,558	Series 2007-A6	6.00%	06/25/2037	73,847
2,804,464	Series 2007-A7	6.00%	07/25/2037	1,830,252
	Residential Funding Mortgage Securities I Trust
1,003,225	Series 2006-S3	5.50%	03/25/2036	977,923
1,824,053	Series 2006-S6	6.00%	07/25/2036	1,835,417
400,204	Series 2007-S3	6.00%	03/25/2037	378,895
320,449	Series 2007-S6	6.00%	06/25/2037	303,470
	Sapphire Aviation Finance I, Ltd.
663,480	Series 2018-1A(e)	5.93%	03/15/2025	691,288
	Sequoia Mortgage Trust
2,236,240	Series 2007-3(d)	4.04%	07/20/2037	2,117,461
	SLIDE
3,191,423	Series 2018-FUN(d)(e)	1M US L + 3.00%	06/15/2021	3,223,750
	SMB Private Education Loan Trust
500,000	Series 2018-B(d)(e)	1M US L + 0.72%	08/15/2027	498,454
	SoFi Consumer Loan Program, LLC
68,921	Series 2017-2(e)	3.28%	02/25/2026	69,405
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(e)	3.61%	09/25/2040	308,908
56,760	Series 2019-B(e)	0.00%	08/17/2048	2,057,318
	Sprite, Ltd.
358,282	Series 2017-1(e)	4.25%	12/15/2024	363,130
	Stack Infrastructure Issuer LLC
996,667	Series 2019-1A(e)	4.54%	02/26/2024	1,038,465
	Start, Ltd.
777,292	Series 2018-1(e)	4.09%	05/15/2025	792,956
1,227,679	Series 2019-1(e)	4.09%	03/15/2026	1,253,613
	Structured Adjustable Rate Mortgage Loan Trust
838,649	Series 2005-15(d)	4.24%	07/25/2035	679,327
	Structured Asset Securities Corp.
226,609	Series 2005-RF1(d)(e)	1M US L + 0.35%	03/25/2035	211,036
227,829	Series 2005-RF1(d)(e)	2.50%	03/25/2035	34,724
	TAL Advantage, LLC
781,840	Series 17-1A(e)	4.50%	04/20/2042	799,988
	TBW Mortgage-Backed Trust
1,368,397	Series 2006-2	7.00%	07/25/2036	458,038

Principal Amount/Description		Rate	Maturity	Value
	Textainer Marine Containers V, Ltd.
$803,998	Series 2017-1A(e)	3.72%	01/20/2026	$815,638
	Textainer Marine Containers VII, Ltd.
493,333	Series 2019-1A(e)	3.96%	10/20/2026	510,589
	Thunderbolt II Aircraft Lease, Ltd.
4,732,143	Series 2018-A(e)(k)	5.07%	09/15/2038	4,816,460
	TRIP Rail Master Funding, LLC
316,558	Series 2017-1A(e)	2.71%	07/15/2021	316,728
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(d)	4.15%	12/15/2027	494,857
513,000	Series 2017-C6(d)	4.60%	12/15/2027	541,199
656,000	Series 2017-C7(d)	4.74%	01/15/2028	693,405
511,000	Series 2018-C8(d)	4.86%	02/15/2028	544,183
610,000	Series 2019-C16	4.32%	03/15/2029	656,656
	Vantage Data Centers Issuer, LLC
740,000	Series 2018-1A(e)	4.07%	02/15/2023	760,937
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(e)	5.25%	02/15/2023	3,010,938
	VCATT, LLC
4,792,163	Series 2019-NPL1(e)(k)	4.36%	02/25/2022	4,867,732
	Velocity Commercial Capital Loan Trust
4,256,111	Series 2017-2(d)(e)	3.07%	07/25/2026	4,288,662
868,837	Series 2018-2(d)(e)	4.05%	09/25/2024	889,634
1,479,914	Series 2019-1(d)(e)	3.94%	11/25/2025	1,511,850
397,711	Series 2019-1(d)(e)	4.01%	04/25/2026	406,710
397,711	Series 2019-1(d)(e)	4.12%	09/25/2026	406,718
	Vericrest Opportunity Loan Trust
979,341	Series 2019-NPL3(e)(k)	3.97%	03/25/2022	988,864
	VOLT LXIX LLC
878,666	Series 2018-NPL5(e)(k)	4.21%	08/25/2048	889,213
	Wachovia Bank Commercial Mortgage Trust
44,578	Series 2006-C29(d)	0.48%	11/15/2048	1
	Wachovia Mortgage Loan Trust, LLC Series Trust
779,047	Series 2005-B(d)	4.55%	10/20/2035	774,364
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,618,501	Series 2005-1	6.00%	03/25/2035	1,656,899
64,938	Series 2005-9	5.50%	11/25/2035	57,910
502,249	Series 2006-5	6.00%	07/25/2036	417,225
	Washington Mutual Mortgage Pass-Through Certificates Trust
946,427	Series 2006-2	6.00%	03/25/2036	929,632
	Wells Fargo Alternative Loan Trust
594,940	Series 2007-PA2(d)	1M US L + 0.43%	06/25/2037	490,314
594,940	Series 2007-PA2(d)	6.07% - 1M US L	06/25/2037	73,889
217,346	Series 2007-PA3	5.75%	07/25/2037	211,720
763,283	Series 2007-PA3	6.25%	07/25/2037	737,425
3,947,671	Series 2007-PA5	6.25%	11/25/2037	3,939,219
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(e)	3.94%	06/15/2024	417,980
420,000	Series 2015-C31(d)	4.76%	11/15/2025	440,383
340,000	Series 2015-LC22(d)	4.70%	09/15/2058	356,769
380,000	Series 2015-NXS3(d)	4.64%	09/15/2025	400,187

Principal Amount/Description		Rate	Maturity	Value
$420,000	Series 2015-NXS4(d)	4.75%	11/15/2025	$452,397
655,000	Series 2015-SG1	4.05%	08/15/2025	696,400
1,000,000	Series 2016-C33(e)	3.12%	03/15/2059	903,634
695,000	Series 2016-LC25(d)	4.57%	11/15/2026	751,774
518,000	Series 2018-C45	4.73%	06/15/2028	548,480
165,000	Series 2018-C46(d)	5.15%	08/15/2051	176,935
523,000	Series 2018-C47(d)	5.10%	10/15/2028	561,778
436,000	Series 2018-C48(d)	5.29%	12/15/2028	478,385
901,000	Series 2019-C49	4.55%	03/15/2052	979,394
901,000	Series 2019-C49(d)	4.87%	03/15/2052	971,000
	Wells Fargo Mortgage-Backed Securities Trust
1,427,325	Series 2005-12	5.50%	11/25/2035	1,448,981
371,577	Series 2006-11	6.00%	09/25/2036	365,499
142,598	Series 2006-2	5.50%	03/25/2036	140,928
43,515	Series 2006-2	5.75%	03/25/2036	43,217
400,571	Series 2007-13	6.00%	09/25/2037	406,181
501,778	Series 2007-14	6.00%	10/25/2037	502,087
437,786	Series 2007-2	6.00%	03/25/2037	431,670
	WF-RBS Commercial Mortgage Trust
2,082,778	Series 2012-C9(d)(e)	2.07%	11/15/2045	108,602
4,036,854	Series 2014-C21(d)	1.21%	08/15/2047	166,061
4,445,509	Series 2014-C22(d)	0.97%	09/15/2057	151,425
2,775,000	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	2,793,601

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $404,916,453)				408,106,923

U.S. GOVERNMENT BONDS AND NOTES - 14.62%
6,830,000	U.S. Treasury Bonds	2.38%	05/15/2027	7,057,978
8,615,000	U.S. Treasury Bonds	2.25%	08/15/2027	8,819,606
5,630,000	U.S. Treasury Bonds	2.25%	11/15/2027	5,761,403
5,390,000	U.S. Treasury Bonds	2.75%	02/15/2028	5,728,770
16,000,000	U.S. Treasury Bonds	2.88%	05/15/2028	17,172,500
2,732,076	U.S. Treasury Bonds	0.88%	01/15/2029	2,877,328
570,000	U.S. Treasury Bonds	2.75%	11/15/2042	597,153
3,580,000	U.S. Treasury Bonds	3.13%	02/15/2043	3,989,463
3,000,000	U.S. Treasury Bonds	3.63%	08/15/2043	3,618,750
2,790,000	U.S. Treasury Bonds	3.75%	11/15/2043	3,432,190
5,337,684	U.S. Treasury Bonds	1.00%	02/15/2046	5,600,933
1,090,000	U.S. Treasury Bonds	2.75%	11/15/2047	1,136,304
25,000,000	U.S. Treasury Notes	1.63%	08/31/2019	24,972,862
25,000,000	U.S. Treasury Notes	1.00%	08/31/2019	24,947,255
50,000,000	U.S. Treasury Notes	1.50%	10/31/2019	49,904,297
50,000,000	U.S. Treasury Notes	1.50%	11/30/2019	49,874,024
25,000,000	U.S. Treasury Notes	1.00%	11/30/2019	24,884,766
1,640,000	U.S. Treasury Notes	1.38%	02/15/2020	1,633,113
4,570,000	U.S. Treasury Notes	2.63%	02/28/2023	4,713,259
5,450,000	U.S. Treasury Notes	2.50%	03/31/2023	5,600,620
5,340,000	U.S. Treasury Notes	2.75%	04/30/2023	5,538,686
4,410,000	U.S. Treasury Notes	1.63%	05/31/2023	4,391,740
6,000,000	U.S. Treasury Notes	1.25%	07/31/2023	5,883,398
5,620,000	U.S. Treasury Notes	1.88%	08/31/2024	5,645,685
5,630,000	U.S. Treasury Notes	2.13%	09/30/2024	5,723,687
6,650,000	U.S. Treasury Notes	2.25%	10/31/2024	6,802,742
7,940,000	U.S. Treasury Notes	3.00%	09/30/2025	8,478,896

Principal Amount/Description		Rate	Maturity	Value
$1,005,000	U.S. Treasury Notes	2.63%	01/31/2026	$1,052,266

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $290,648,378)				295,839,674

MUNICIPAL BONDS - 0.26%
9,600,000	Commonwealth of Puerto Rico, Series A, Revenue Bonds(l)	8.00%	07/01/2035	4,992,000
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	134,867
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	261,535

TOTAL MUNICIPAL BONDS
(Cost $6,983,577)				5,388,402

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 9.65%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
16,100,000	Series 2013-K713(e)	0.10%	05/20/2020	10,577
7,400,000	Series 2013-K713(e)(f)	0.00%	05/25/2020	7,064,040
3,440,618	Series 2016-K722(d)	1.44%	03/25/2023	134,114
	Federal Home Loan Mortgage Corp. Pool
281,263	Series Pool #G01840	5.00%	07/01/2035	305,954
106,456	Series Pool #G04817	5.00%	09/01/2038	115,678
	Federal Home Loan Mortgage Corp. REMICS
1,367,142	Series 2003-2722(d)	9.89% - 1M US L	12/15/2033	1,517,132
261,766	Series 2005-R003	5.50%	10/15/2035	293,394
1,872,226	Series 2006-3244(d)	6.66% - 1M US L	11/15/2036	345,893
90,014	Series 2007-3261(d)	6.43% - 1M US L	01/15/2037	15,295
237,464	Series 2007-3262(d)	6.40% - 1M US L	01/15/2037	29,838
801,202	Series 2007-3301(d)	6.10% - 1M US L	04/15/2037	95,416
621,124	Series 2007-3303(d)	6.10% - 1M US L	04/15/2037	90,352
204,806	Series 2007-3382(d)	6.00% - 1M US L	11/15/2037	19,468
527,708	Series 2007-3384(d)	6.31% - 1M US L	08/15/2036	81,195
226,536	Series 2007-3384(d)	6.39% - 1M US L	11/15/2037	25,800
244,806	Series 2008-3417(d)	6.18% - 1M US L	02/15/2038	24,140
270,517	Series 2008-3423(d)	5.65% - 1M US L	03/15/2038	25,569
5,372,086	Series 2008-3423(d)	6.00% - 1M US L	03/15/2038	46,176
1,838,208	Series 2009-3510(d)	6.75% - 1M US L	02/15/2037	343,675
451,728	Series 2009-3523(d)	6.00% - 1M US L	04/15/2039	70,203
90,392	Series 2009-3524	3.62%	06/15/2038	92,809
17,066	Series 2009-3549(d)	5.80% - 1M US L	07/15/2039	1,745
1,098,848	Series 2009-3560(d)	6.40% - 1M US L	11/15/2036	146,212
426,226	Series 2010-3641	4.50%	03/15/2040	464,124
534,684	Series 2010-3726(d)	6.05% - 1M US L	09/15/2040	86,549
2,895,129	Series 2010-3728(d)	4.45% - 1M US L	09/15/2040	204,876
750,000	Series 2010-3779	3.50%	12/15/2030	787,437
171,490	Series 2010-3779	4.00%	12/15/2030	181,811
501,865	Series 2010-3779	4.50%	12/15/2040	552,890
78,997	Series 2011-3786(d)	9.50% - 1M US L	01/15/2041	89,573
1,359,976	Series 2011-3795	4.00%	01/15/2041	1,421,676
69,792	Series 2011-3798(d)	9.50% - 1M US L	11/15/2040	77,738

Principal Amount/Description		Rate	Maturity	Value
$564,143	Series 2011-3808	3.50%	02/15/2031	$581,246
39,198	Series 2011-3809(d)	9.50% - 1M US L	02/15/2041	41,753
958,736	Series 2011-3815(d)	5.85% - 1M US L	02/15/2041	139,102
470,032	Series 2011-3824	3.50%	03/15/2031	494,124
535,494	Series 2011-3824(d)	7.10% - 1M US L	08/15/2036	88,686
621,951	Series 2011-3863	5.50%	08/15/2034	681,280
646,114	Series 2011-3864(d)	9.20% - 1M US L	05/15/2041	704,075
673,038	Series 2011-3871	5.50%	06/15/2041	771,673
634,568	Series 2011-3872(d)	5.95% - 1M US L	06/15/2041	90,374
2,956,482	Series 2011-3910	5.00%	08/15/2041	3,392,665
2,999,236	Series 2011-3924(d)	6.00% - 1M US L	09/15/2041	406,848
482,928	Series 2011-3925	3.00%	09/15/2021	11,118
4,173,145	Series 2012-3(d)	5.95% - 1M US L	02/25/2042	588,469
3,967,542	Series 2012-4057	4.00%	06/15/2042	4,322,289
3,627,169	Series 2013-4170(d)	4.05% - 1M US L	01/15/2033	3,450,941
10,454,877	Series 2013-4218	2.50%	02/15/2043	9,895,869
7,297,375	Series 2013-4239(f)	0.00%	07/15/2043	5,676,550
4,694,903	Series 2014-4413	3.50%	11/15/2044	4,909,608
3,415,931	Series 2015-4434	3.00%	02/15/2045	3,407,229
3,342,881	Series 2015-4440	2.50%	02/15/2045	3,177,931
	Federal Home Loan Mortgage Corp. Strips
2,801,931	Series 2017-358	3.00%	10/15/2047	2,884,627
	Federal National Mortgage Association Pool
78,219	Series Pool #555743	5.00%	09/01/2033	84,952
94,851	Series Pool #735382	5.00%	04/01/2035	103,716
255,780	Series Pool #735383	5.00%	04/01/2035	279,655
174,717	Series Pool #735484	5.00%	05/01/2035	191,032
81,753	Series Pool #AH4437	4.00%	01/01/2041	84,214
4,462,328	Series Pool #BM4094	3.00%	10/01/2046	4,465,467
8,856,667	Series Pool #BM5299	3.00%	12/01/2046	8,970,432
4,395,052	Series Pool #CA1875	3.50%	06/01/2048	4,514,868
11,717,165	Series Pool #MA2777	3.00%	03/01/2043	11,916,854
	Federal National Mortgage Association REMICS
90,906	Series 2004-46(d)	6.00% - 1M US L	03/25/2034	9,266
298,943	Series 2006-101(d)	6.58% - 1M US L	10/25/2036	56,107
877,723	Series 2006-123(d)	6.32% - 1M US L	01/25/2037	161,222
4,194,397	Series 2006-92(d)	6.58% - 1M US L	10/25/2036	784,898
108,528	Series 2007-102(d)	6.40% - 1M US L	11/25/2037	18,269
85,613	Series 2007-108(d)	6.36% - 1M US L	12/25/2037	10,432
18,533	Series 2007-30(d)	6.11% - 1M US L	04/25/2037	2,117
400,666	Series 2007-38(d)	6.08% - 1M US L	05/25/2037	51,601
16,527	Series 2007-51(d)	6.10% - 1M US L	06/25/2037	1,854
43,925	Series 2007-53(d)	6.10% - 1M US L	06/25/2037	3,584
597,777	Series 2007-57(d)	6.62% - 1M US L	10/25/2036	85,689
110,774	Series 2007-68(d)	6.65% - 1M US L	07/25/2037	7,399
695,436	Series 2008-3(d)	6.46% - 1M US L	02/25/2038	117,930
271,436	Series 2008-56(d)	6.06% - 1M US L	07/25/2038	32,500
75,040	Series 2008-81	5.50%	09/25/2038	81,334
403,474	Series 2009-111	5.00%	01/25/2040	438,634
204,519	Series 2009-111(d)	6.25% - 1M US L	01/25/2040	26,430
1,060,227	Series 2009-12(d)	6.60% - 1M US L	03/25/2036	195,031
40,305	Series 2009-28(d)	6.00% - 1M US L	04/25/2037	4,475
473,350	Series 2009-41	4.50%	06/25/2039	490,506
102,525	Series 2009-42(d)	6.00% - 1M US L	06/25/2039	12,479
244,513	Series 2009-47(d)	6.10% - 1M US L	07/25/2039	31,276

Principal Amount/Description		Rate	Maturity	Value
$143,114	Series 2009-62(d)	6.10% - 1M US L	08/25/2039	$14,385
73,441	Series 2009-66(d)	5.80% - 1M US L	02/25/2038	9,544
82,812	Series 2009-68(d)	5.25% - 1M US L	09/25/2039	7,968
339,856	Series 2010-11(d)	4.80% - 1M US L	02/25/2040	29,908
62,517	Series 2010-111(d)	6.00% - 1M US L	10/25/2040	7,053
135,401	Series 2010-112	4.00%	10/25/2040	138,182
194,659	Series 2010-115(d)	6.60% - 1M US L	11/25/2039	27,299
2,245,252	Series 2010-115(d)	6.00% - 1M US L	10/25/2040	388,574
5,196,284	Series 2010-123(d)	6.05% - 1M US L	11/25/2040	906,053
847,081	Series 2010-15(d)	4.95% - 1M US L	03/25/2040	93,331
134,585	Series 2010-34(d)	4.93% - 1M US L	04/25/2040	9,612
79,029	Series 2010-4(d)	6.23% - 1M US L	02/25/2040	11,468
114,777	Series 2010-58(d)	12.47% - 1M US L	06/25/2040	133,828
3,382,862	Series 2010-75	4.50%	07/25/2040	3,671,984
268,942	Series 2010-9(d)	4.75% - 1M US L	02/25/2040	18,912
63,654	Series 2010-9(d)	5.30% - 1M US L	02/25/2040	7,413
15,768	Series 2010-90(d)	6.00% - 1M US L	08/25/2040	1,911
479,997	Series 2011-16	3.50%	03/25/2031	502,638
786,032	Series 2011-25	3.00%	04/25/2026	802,140
494,115	Series 2011-29	3.50%	04/25/2031	509,147
306,666	Series 2011-48(d)	9.20% - 1M US L	06/25/2041	329,551
644,264	Series 2011-5(d)	6.40% - 1M US L	11/25/2040	53,657
4,147,895	Series 2012-106(d)	6.16% - 1M US L	10/25/2042	707,700
1,194,654	Series 2012-124(d)	7.79% - 1M US L	11/25/2042	1,237,110
9,795,601	Series 2012-128(d)	6.00% - 1M US L	11/25/2042	9,098,491
241,774	Series 2012-29(d)	6.00% - 1M US L	04/25/2042	22,192
957,741	Series 2012-32	5.00%	04/25/2042	175,956
4,192,461	Series 2012-65(d)	5.98% - 1M US L	06/25/2042	643,529
3,290,061	Series 2013-19(d)	5.40% - 1M US L	03/25/2043	3,019,032
9,646,208	Series 2013-51(d)	5.40% - 1M US L	04/25/2043	8,545,164
2,334,969	Series 2015-59	3.00%	06/25/2041	2,360,775
10,138,436	Series 2015-79	3.00%	11/25/2045	10,034,578
1,971,118	Series 2015-9	3.00%	01/25/2045	2,026,355
19,795,695	Series 2016-72	3.00%	10/25/2046	19,033,832
3,663,069	Series 2018-21(f)	0.00%	04/25/2048	3,127,406
3,026,425	Series 2018-27	3.00%	12/25/2047	3,067,673
3,463,394	Series 2018-36	3.00%	06/25/2048	3,530,252
4,895,570	Series 2019-12	3.00%	04/25/2049	4,969,488
	FMC GMSR Issuer Trust
500,000	Series 2019-GT1(d)(e)	5.66%	05/25/2024	514,395
	Government National Mortgage Association
66,184	Series 2004-83(d)	6.08% - 1M US L	10/20/2034	9,377
56,161	Series 2008-6(d)	6.46% - 1M US L	02/20/2038	7,722
53,416	Series 2008-67(d)	6.00% - 1M US L	08/20/2038	7,214
842,357	Series 2008-69(d)	7.63% - 1M US L	08/20/2038	154,308
71,936	Series 2009-10(d)	6.65% - 1M US L	02/16/2039	13,617
1,103,285	Series 2009-35	4.50%	05/20/2039	1,196,383
4,321,922	Series 2009-58(d)	6.25% - 1M US L	06/20/2039	569,635
59,873	Series 2009-6(d)	5.95% - 1M US L	02/20/2038	7,347
2,088,410	Series 2009-75	5.00%	09/20/2039	2,263,813
5,027,343	Series 2010-121(d)	6.00% - 1M US L	09/20/2040	641,873
85,281	Series 2010-61(d)	6.55% - 1M US L	09/20/2039	11,654
173,775	Series 2010-98(d)	5.72%	03/20/2039	21,118
718,065	Series 2011-69(f)(f)	0.00%	05/20/2041	649,339
2,109,403	Series 2011-71	4.50%	02/20/2041	2,257,285
1,366,275	Series 2011-71(d)	5.40% - 1M US L	05/20/2041	158,139
408,621	Series 2011-72(d)	6.15% - 1M US L	05/20/2041	51,100

Principal Amount/Description		Rate	Maturity	Value
$2,228,649	Series 2011-89(d)	5.45% - 1M US L	06/20/2041	$252,287
482,171	Series 2012-105(d)	6.20% - 1M US L	01/20/2041	25,497
6,283,515	Series 2013-113(d)	6.25% - 1M US L	03/20/2043	664,152
8,297,194	Series 2013-122(d)	6.10% - 1M US L	08/16/2043	1,403,170
4,839,778	Series 2013-148(d)	5.68% - 1M US L	10/16/2043	744,413
8,928,498	Series 2013-186(d)	6.25% - 1M US L	02/16/2043	1,151,494
5,600,220	Series 2014-156(d)	6.25% - 1M US L	10/20/2044	854,600
11,291,900	Series 2014-4(d)	6.10% - 1M US L	01/16/2044	1,629,666
7,709,830	Series 2014-5(d)	6.15% - 1M US L	07/20/2043	906,837
6,691,866	Series 2014-95(d)	6.25% - 1M US L	06/16/2044	1,033,827
9,357,852	Series 2018-153(d)	6.15% - 1M US L	11/20/2048	1,319,233
26,251,278	Series 2018-164(d)	6.10% - 1M US L	12/20/2048	3,775,921

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $243,272,273)				195,281,536

Shares/Description		Value
WARRANTS - 0.00%(h)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(i)(m)	0

TOTAL WARRANTS
(Cost $0)		0

Shares/Description				Value
SHORT-TERM INVESTMENTS - 6.60%
Money Market Fund - 5.52%
111,717,431	State Street Institutional Trust (7 Day Yield 2.19%)			111,717,431
U.S. Treasury - 1.08%
8,710,000	United States Treasury Bill(n)	2.43%	11/07/2019	8,646,096
4,550,000	United States Treasury Bill(n)	2.38%	07/11/2019	4,547,552
8,100,000	United States Treasury Bill(n)	2.35%	09/05/2019	8,069,071
550,000	United States Treasury Bill(n)	2.16%	07/30/2019	549,075
				21,811,794

TOTAL SHORT-TERM INVESTMENTS
(Cost $133,512,747)				133,529,225

TOTAL INVESTMENTS - 99.59%
(Cost $2,043,764,128)				2,015,276,757
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.41%				8,246,063
NET ASSETS - 100.00%				$2,023,522,820

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1W US L - 1 Week LIBOR as of June 30, 2019 was 2.37%
1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%
2M US L - 2 Month LIBOR as of June 30, 2019 was 2.33%
3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

(a)	Affiliated company. See Note 6 to Notes to Quarterly Schedule of Investments.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2019, the aggregate fair value of those securities was $51,357,874, representing 2.54% of net assets.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $329,075,172, which represents approximately 16.26% of net assets as of June 30, 2019.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(h)	Less than 0.005%.
(i)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(j)	All or a portion of this position has not settled as of June 30, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(k)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2019.
(l)	Security is currently in default.
(m)	Non-income producing security.
(n)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 21.30%
24,266	BlackRock Corporate High Yield Fund, Inc.	$260,131
22,545	BlackRock Debt Strategies Fund, Inc.	242,810
71,934	BlackRock Floating Rate Income Strategies Fund, Inc.	922,913
36,542	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	429,003
39,383	Eaton Vance Floating-Rate Income Trust	530,883
54,440	Eaton Vance Limited Duration Income Fund	688,666
143,702	First Trust Senior Floating Rate 2022 Target Term Fund	1,278,948
244,466	Invesco Senior Income Trust	1,056,093
163,655	Nuveen Credit Strategies Income Fund	1,296,147
31,758	Nuveen Mortgage Opportunity Term Fund	737,421
49,877	PGIM Global High Yield Fund, Inc.	720,723
42,554	PGIM High Yield Bond Fund, Inc.	622,565
19,489	Western Asset Emerging Markets Debt Fund, Inc.	279,082
59,317	Western Asset Global High Income Fund, Inc.	589,018
267,630	Western Asset High Income Opportunity Fund, Inc.	1,372,942

TOTAL CLOSED-END FUNDS
(Cost $10,782,460)		11,027,345

COMMON STOCKS - 0.01%
999	David's Bridal(a)(b)	5,784
3,002	Ultra Petroleum Corp.(b)	541

TOTAL COMMON STOCKS
(Cost $154,645)		6,325

PREFERRED STOCKS - 0.17%
11	Ditech Holding Corp., 0.000%(a)(b)(c)(d)(e)	0
89	Sequa Corp., 7.000%(a)(b)(f)	89,000

TOTAL PREFERRED STOCKS
(Cost $108,004)		89,000

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 39.46%
Canada - 0.75%
$297,413	GFL Environmental, Inc., First Lien Effective Date Incremental Term Loan(g)	1M US L + 3.00%, 1.00% Floor	05/30/2025	293,086
94,205	Hudson's Bay Co., First Lien Initial Term Loan(g)	1M US L + 3.25%, 1.00% Floor	09/30/2022	94,235
				387,321
Cayman Islands - 0.47%
248,750	Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan(g)	1M US L + 3.25%	12/31/2025	245,706

Principal Amount/Description		Rate	Maturity	Value
Denmark - 0.68%
$229,305	Nets Holdco 4 ApS, First Lien Facility B1E Term Loan(g)	3M EUR L + 3.25%	02/06/2025	$259,009
81,941	TDC A/S, First Lien Facility B3 Term Loan(g)	1M EUR L + 2.75%	06/04/2025	93,324
				352,333
Finland - 0.22%
100,000	Mascot Bidco Oy, First Lien Facility B Term Loan(g)	3M EUR L + 4.50%	03/30/2026	114,074

France - 1.42%
99,500	Altice France S.A., First Lien USD TLB-13 Incremental Term Loan(g)	1M US L + 4.00%	08/14/2026	97,613
100,000	Biogroup-lcd Tlb(g)	E + 4.00%	06/14/2024	114,528
300,000	Constantin Investissement 4 S.A.S., First Lien Facility B Term Loan(g)	3M EUR L + 3.00%	04/22/2024	338,145
196,000	Numericable U.S. LLC, First Lien USD TLB-11 Term Loan(g)	1M US L + 2.75%	07/31/2025	187,110
				737,396
Germany - 1.34%
190,000	Alpha Group, SARL, First Lien Facility B Term Loan(g)	3M EUR L + 3.75%	01/31/2025	215,915
120,000	Befesa SA, First Lien Facility B Term Loan(g)	6M EUR L + 2.25%	12/07/2022	136,943
60,000	Blitz F18-675 GmbH, First Lien Facility B2 Term Loan(g)	3M EUR L + 3.75%	07/31/2025	68,788
162,354	CTC AcquiCo GmbH, First Lien Facility B2 Term Loan(g)	3M US L + 2.75%	03/07/2025	160,284
100,000	Marcel Lux IV SARL, First Lien Facility B2 (EUR) Term Loan(g)	3M EUR L + 3.50%	03/16/2026	112,999
				694,929
Great Britain - 3.52%
99,247	EG Group, Ltd., First Lien Facility B (EUR) Term Loan(g)	3M US L + 4.00%	02/07/2025	111,765
175,772	Formula One Management, Ltd., First Lien Facility B3 Term Loan(g)	1M US L + 2.50%, 1.00% Floor	02/01/2024	172,432
210,000	Franklin UK Midco, Ltd., First Lien Facility B1 Term Loan(g)	3M EUR L + 4.00%	12/18/2024	241,059
130,000	Froneri International PLC, First Lien Facility B3 Term Loan(g)	1M US L + 3.00%	01/31/2025	164,722
300,000	Genesis Specialist Care Finance UK, Ltd., First Lien Facility B2 Term Loan(g)	3M EUR L + 3.50%	10/30/2025	343,547
181,182	Lernen Bidco, Ltd., First Lien Facility B1 (EUR) Term Loan(g)	3M EUR L + 4.00%	10/25/2025	208,597
250,000	LGC Science Holdings, Ltd., First Lien Facility B3 Term Loan(g)	1M US L + 3.50%	03/08/2023	246,146
149,837	Richmond UK Holdco, Ltd., First Lien Facility B Term Loan(g)	1M US L + 4.25%	03/03/2024	184,577
155,000	Survitec Acqusition Company, Ltd., First Lien Facility B Tranche 2 Term Loan(g)	6M EUR L + 4.75%	03/12/2022	146,993
				1,819,838
Luxembourg - 1.52%
147,750	Altice Financing SA, First Lien October 2017 USD Term Loan(g)	1M US L + 2.75%	01/31/2026	140,686
80,000	Auris Luxembourg III S.a r.l., First Lien Facility B1A Term Loan(g)	3M US L + 4.00%	02/27/2026	91,903

Principal Amount/Description		Rate	Maturity	Value
$190,000	CCP Lux Holdings S.a. r.l., First Lien Senior EUR Facility B Term Loan(g)	3M EUR L + 4.00%	01/10/2025	$216,697
300,000	Neuraxpharm Holdco S.A.R.L., First Lien Facility B2 Term Loan(g)	2M EUR L + 3.75%	08/24/2023	335,161
				784,447
Netherlands - 1.74%
216,700	Diamond B.V., First Lien Initial Euro Term Loan(g)	3M EUR L + 3.25%	09/06/2024	227,211
39,800	NEP Group, Inc., First Lien Initial Euro Term Loan(g)	3M EUR L + 3.50%	10/20/2025	45,530
283,418	Peer Holdings III B.V., First Lien Facility B Term Loan(g)	3M EUR L + 3.25%	03/07/2025	318,834
250,000	Sigma Holdco B.V., First Lien Facility B4 (GBP) Term Loan(g)	3M US L + 4.00%	07/02/2025	309,074
				900,649
Sweden - 0.44%
200,000	Verisure Holding AB, First Lien Facility B1F Term Loan(g)	3M EUR L + 3.50%	10/21/2022	227,899

United States - 27.36%
247,083	Access CIG LLC, First Lien B Term Loan(g)	1M US L + 3.75%	02/27/2025	246,234
337,096	Acuity Specialty Products, Inc., First Lien Initial Term Loan(g)	3M US L + 4.00%, 1.00% Floor	08/12/2024	275,576
148,875	Adtalem Global Education, Inc., First Lien B Term Loan(g)	1M US L + 3.00%	04/11/2025	149,340
39,100	AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan(g)	1M US L + 3.25%, 1.00% Floor	12/13/2023	37,927
196,001	Air Medical Group Holdings, Inc., First Lien 2018 Term Loan(g)	1M US L + 3.25%, 1.00% Floor	04/28/2022	185,151
43,588	Allnex & Cy S.C.A., First Lien Tranche B-2 Term Loan(g)	3M US L + 3.25%, 0.75% Floor	09/13/2023	42,826
244,316	American Renal Holdings, Inc., First Lien B Term Loan(g)	1M US L + 5.50%	06/21/2024	244,851
239,573	American Rock Salt Co. LLC, First Lien Initial Term Loan(g)	1M US L + 3.75%, 1.00% Floor	03/21/2025	239,573
147,375	Applied Systems, Inc., First Lien Closing Date Term Loan(g)	3M US L + 3.00%, 1.00% Floor	09/19/2024	146,362
159,216	Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan(g)	1M US L + 3.00%	08/04/2022	159,044
248,750	Atlantic Aviation FBO, Inc., First Lien B Term Loan(g)	1M US L + 3.75%	12/06/2025	250,927
105,162	Avantor, Inc., First Lien Initial B-2 Euro Term Loan(g)(h)	E + 3.75%	11/21/2024	120,401
167,968	Aveanna Healthcare LLC, First Lien Initial Term Loan(g)	1M US L + 4.25%, 1.00% Floor	03/18/2024	163,139
147,375	Badger Finance LLC, First Lien 2018 Refinancing Term Loan(g)	1M US L + 3.50%, 1.00% Floor	09/30/2024	142,217
181,628	BCP Renaissance Parent LLC, First Lien Initial Term Loan(g)	3M US L + 3.50%, 1.00% Floor	10/31/2024	181,449
198,000	Beacon Roofing Supply, Inc., First Lien Initial Term Loan(g)	1M US L + 2.25%	01/02/2025	195,934
148,125	Belron Finance US LLC, First Lien Initial B Term Loan(g)	3M US L + 2.50%	11/07/2024	148,172
98,250	Big River Steel LLC, First Lien Closing Date Term Loan(g)	3M US L + 5.00%, 1.00% Floor	08/23/2023	98,987
246,258	Boing US Holdco, Inc., First Lien B Term Loan(g)	1M US L + 3.25%, 1.00% Floor	10/03/2024	245,744
86,702	Boyd Gaming Corp., First Lien Refinancing B Term Loan(g)	1W US L + 2.25%	09/15/2023	86,348

Principal Amount/Description		Rate	Maturity	Value
$248,125	Bracket Intermediate Holding Corp., First Lien Initial Term Loan(g)	3M US L + 4.25%	09/05/2025	$247,505
248,750	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan(g)	1M US L + 3.50%, 0.75% Floor	08/01/2025	248,733
100,000	Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan(g)	1M US L + 6.75%, 0.75% Floor	08/03/2026	101,453
246,875	Caesars Resort Collection LLC, First Lien B Term Loan(g)	1M US L + 2.75%	12/23/2024	242,992
43,681	Camelot U.S. Acquisition 1 Co., First Lien New Term Loan(g)	1M US L + 3.25%, 1.00% Floor	10/03/2023	43,849
140,129	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan(g)	3M US L + 2.75%	06/16/2023	139,515
128,050	Canyon Valor Cos., Inc., First Lien Initial Euro Term Loan(g)	3M EUR L + 3.00%	06/16/2023	144,969
220,184	Cengage Learning, Inc., First Lien 2016 Refinancing Term Loan(g)	1M US L + 4.25%, 1.00% Floor	06/07/2023	211,638
248,750	CentralSquare Technologies LLC, First Lien Initial Term Loan(g)	1M US L + 3.75%	08/29/2025	246,367
295,500	CenturyLink, Inc., First Lien Initial B Term Loan(g)	1M US L + 2.75%	01/31/2025	289,181
127,065	CEOC LLC, First Lien B Term Loan(g)	1M US L + 2.00%	10/07/2024	126,172
246,250	Charter Communications Operating LLC, First Lien B Term Loan(g)	3M US L + 2.00%	04/30/2025	246,250
98,741	Charter NEX US, Inc., First Lien Initial Term Loan(g)	1M US L + 3.00%, 1.00% Floor	05/16/2024	97,126
149,248	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan(g)	1M US L + 3.00%, 1.00% Floor	06/07/2023	148,701
148,500	Cogeco Communications II LP, First Lien B Term Loan(g)	1M US L + 2.25%	01/03/2025	147,360
247,500	Covia Holdings Corp., First Lien Initial Term Loan(g)	3M US L + 4.00%, 1.00% Floor	06/01/2025	201,182
173,874	Cypress Intermediate Holdings III, Inc., First Lien Initial Term Loan(g)	1M US L + 2.75%, 1.00% Floor	04/29/2024	171,961
11,694	David's Bridal, Inc., First Lien Priority Term Loan(a)(g)	L + 7.50%, 1.00% Floor	07/18/2023	11,694
44,435	David's Bridal, Inc. Takeback Tl(a)(g)	L + 8.00%	01/17/2024	40,436
148,126	EG Group, Ltd., First Lien Additional Facility Term Loan(g)	3M US L + 4.00%	02/07/2025	145,873
97,503	ExamWorks Group, Inc., First Lien B-1 Term Loan(g)	1M US L + 3.25%, 1.00% Floor	07/27/2023	97,564
97,980	Explorer Holdings, Inc., First Lien Initial Term Loan(g)	3M US L + 3.75%, 1.00% Floor	05/02/2023	97,704
247,500	Flynn Restaurant Group LP, First Lien Initial Term Loan(g)	1M US L + 3.50%	06/27/2025	240,462
125,000	Flynn Restaurant Group LP, Second Lien Initial Term Loan(g)	1M US L + 7.00%	06/29/2026	121,250
248,750	Franklin Square Holdings LP, First Lien Initial Term Loan(g)	1M US L + 2.50%	08/01/2025	249,372
137,681	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan(g)	1M US L + 3.75%	07/02/2025	137,983
217,109	GlobalLogic Holdings, Inc., First Lien Initial Term Loan(g)	1M US L + 3.25%	08/01/2025	216,928
207,138	Golden Nugget, Inc., First Lien Initial B Term Loan(g)	1M US L + 2.75%, 0.75% Floor	10/04/2023	205,726
129,861	Graftech International, Ltd., First Lien Initial Term Loan(g)	1M US L + 3.50%, 1.00% Floor	02/12/2025	127,751
162,169	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan(g)	1M US L + 3.25%	12/01/2023	160,522
98,500	Greenrock Finance, Inc., First Lien Initial USD B Term Loan(g)	3M US L + 3.50%, 1.00% Floor	06/28/2024	98,377

Principal Amount/Description		Rate	Maturity	Value
$148,875	Hub International, Ltd., First Lien Initial Term Loan(g)	3M US L + 3.00%	04/25/2025	$145,415
8,250	Innoviva, Inc., First Lien Initial Term Loan(g)	3M US L + 4.50%, 1.00% Floor	08/18/2022	8,126
660,957	Jaguar Holding Company I LLC, First Lien 2018 Term Loan(g)	1M US L + 2.50%, 1.00% Floor	08/18/2022	658,105
100,000	JBS USA Lux S.A., First Lien New Term Loan(g)	1M US L + 2.50%	05/01/2026	99,971
78,000	Learfield Communications LLC, First Lien Initial Term Loan(g)	1M US L + 3.25%, 1.00% Floor	12/01/2023	78,195
241,733	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan(g)	3M US L + 2.75%, 1.00% Floor	06/10/2022	241,061
148,500	Mayfield Agency Borrower, Inc., First Lien B Term Loan(g)	1M US L + 4.50%	02/28/2025	144,602
292,205	McAfee LLC, First Lien B USD Term Loan(g)	1M US L + 3.75%	09/30/2024	292,250
497,500	Natgasoline LLC, First Lien Initial Term Loan(g)	1M US L + 3.50%	11/14/2025	498,122
246,884	NVA Holdings, Inc., First Lien B-3 Term Loan(g)	1M US L + 2.75%, 1.00% Floor	02/02/2025	246,781
97,750	Onvoy LLC, First Lien Initial Term Loan(g)	3M US L + 4.50%, 1.00% Floor	02/10/2024	81,377
145,875	OpenLink International Holdings, Inc., First Lien Replacement Euro Term Loan(g)	3M EUR L + 4.00%, 1.00% Floor	03/21/2025	165,874
148,332	Pearl Intermediate Parent LLC, First Lien Initial Term Loan(g)(h)	1M US L + 2.75%	02/14/2025	143,604
98,002	Playa Resorts Holding B.V., First Lien Initial Term Loan(g)	1M US L + 2.75%, 1.00% Floor	04/29/2024	94,156
236,500	Recess Holdings, Inc., First Lien Initial Term Loan(g)	3M US L + 3.75%, 1.00% Floor	09/30/2024	232,584
99,500	Refinitiv US Holdings, Inc., First Lien Initial Euro Term Loan(g)	6M EUR L + 4.00%	10/01/2025	113,058
195,150	Ring Container Technologies Group LLC, First Lien Initial Term Loan(g)	1M US L + 2.75%	10/31/2024	192,954
93,576	RPI Finance Trust, First Lien Initial B -6 Term Loan(g)	1M US L + 2.00%	03/27/2023	93,781
148,125	Scientific Games International, Inc., First Lien Initial B-5 Term Loan(g)	2M US L + 2.75%	08/14/2024	146,078
245,549	St. George's University Scholastic Services LLC, First Lien Term Loan(g)	1M US L + 3.50%	07/17/2025	245,779
147,750	Strategic Materials Holding Corp., First Lien Initial Term Loan(g)	3M US L + 3.75%, 1.00% Floor	11/01/2024	133,714
11,382	Toys R Us Tl1(i)	7.75% (8.75%)	03/08/2023	11,481
97,217	Trans Union LLC, First Lien 2017 Replacement B-3 Term Loan(g)	1M US L + 2.00%	04/10/2023	97,174
441,223	Transdigm, Inc., First Lien 2018 New Tranche E Term Loan(g)	3M US L + 2.50%	05/30/2025	431,800
249,375	Tunnel Hill Partners LP, First Lien Initial Term Loan(g)	1M US L + 3.50%	02/06/2026	249,219
293,466	Uniti Group, Inc., First Lien Shortfall Term Loan(g)	1M US L + 5.00%, 1.00% Floor	10/24/2022	286,727
147,250	UTEX Industries, Inc., First Lien Initial Term Loan(g)	1M US L + 4.00%, 1.00% Floor	05/21/2021	138,415
35,761	Vestcom Parent Holdings, Inc., First Lien L/C Collaterilized Term Loan(g)	1M US L + 4.00%, 1.00% Floor	12/19/2023	34,152
227,681	Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan(c)(g)	3M US L + 5.00%, 0.75% Floor	03/29/2021	234,796
133,023	YI LLC, First Lien Initial Term Loan(g)	3M US L + 4.00%, 1.00% Floor	11/07/2024	132,857

Principal Amount/Description		Rate	Maturity	Value
$132,532	York Risk Services Holding Corp., First Lien Term Loan(g)	1M US L + 3.75%, 1.00% Floor	10/01/2021	$125,657
				14,164,663

TOTAL BANK LOANS
(Cost $20,860,212)				20,429,255

HIGH YIELD DEBT- 30.80%
Australia - 0.26%
40,000	Mineral Resources, Ltd.(j)	8.13%	05/01/2027	41,750
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(j)	5.75%	04/30/2026	95,500
				137,250
Canada - 1.22%
48,000	Bausch Health Cos., Inc.(j)	5.88%	05/15/2023	48,738
5,000	Baytex Energy Corp.(j)	5.63%	06/01/2024	4,800
65,000	Cascades, Inc.(j)	5.50%	07/15/2022	65,569
36,000	Cascades, Inc.(j)	5.75%	07/15/2023	36,495
45,000	Eldorado Gold Corp.(j)	9.50%	06/01/2024	45,225
25,000	First Quantum Minerals, Ltd.(j)	7.25%	05/15/2022	24,875
20,000	First Quantum Minerals, Ltd.(j)	7.25%	04/01/2023	19,550
25,000	GFL Environmental, Inc.(j)	5.63%	05/01/2022	25,312
15,000	GFL Environmental, Inc.(j)	5.38%	03/01/2023	14,925
80,000	goeasy, Ltd.(j)	7.88%	11/01/2022	84,000
50,000	Mercer International, Inc.(j)	7.38%	01/15/2025	53,250
35,000	Mercer International, Inc.	5.50%	01/15/2026	34,956
45,000	New Gold, Inc.(j)	6.25%	11/15/2022	42,188
4,722	Precision Drilling Corp.	6.50%	12/15/2021	4,757
35,000	Precision Drilling Corp.	7.75%	12/15/2023	35,865
30,000	Precision Drilling Corp.(j)	7.13%	01/15/2026	29,175
65,000	Vermilion Energy, Inc.(j)	5.63%	03/15/2025	64,025
				633,705
Denmark - 0.24%
100,000	DKT Finance ApS(k)	7.00%	06/17/2023	124,576

France - 0.36%
60,000	Altice France SA(k)	5.63%	05/15/2024	70,985
100,000	Constantin Investissement 3 SASU(k)	5.38%	04/15/2025	114,876
				185,861
Germany - 0.94%
120,000	Nidda Healthcare Holding GmbH(k)	3.50%	09/30/2024	141,243
100,000	Techem Verwaltungsgesellschaft 674 mbH(k)	6.00%	07/30/2026	120,934
100,000	Tele Columbus AG(k)	3.88%	05/02/2025	106,596
100,000	WEPA Hygieneprodukte GmbH(k)	3.75%	05/15/2024	116,419
				485,192
Great Britain - 0.56%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	136,929
100,000	Nomad Foods Bondco PLC(k)	3.25%	05/15/2024	118,081
35,000	Tronox Finance PLC(j)	5.75%	10/01/2025	34,081
				289,091
Ireland - 0.60%
100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(k)	2.75%	03/15/2024	117,477

Principal Amount/Description		Rate	Maturity	Value
$10,000	Avolon Holdings Funding, Ltd.(j)	5.50%	01/15/2023	$10,686
45,000	Park Aerospace Holdings, Ltd.(j)	5.50%	02/15/2024	48,565
100,000	Virgin Media Receivables Financing Notes I DAC(k)	5.50%	09/15/2024	131,574
				308,302
Italy - 1.18%
100,000	Bormioli Pharma Bidco SpA(g)(k)	3M EUR L + 3.50%	11/15/2024	106,319
100,000	Guala Closures SpA(g)(j)	3M EUR L + 3.50%	04/15/2024	115,757
100,000	LKQ Italia Bondco SpA(k)	3.88%	04/01/2024	126,169
120,000	Nexi Capital SpA(j)	4.13%	11/01/2023	141,737
100,000	Telecom Italia SpA	3.25%	01/16/2023	120,271
				610,253
Jersey - 0.47%
100,000	CPUK Finance, Ltd.(k)	4.25%	08/28/2022	127,765
100,000	LHC3 PLC(i)(j)	4.13% (9.00%)	08/15/2024	116,903
				244,668
Luxembourg - 0.85%
105,000	Altice Luxembourg SA(k)	6.25%	02/15/2025	119,021
85,000	Dana Financing Luxembourg Sarl(j)	5.75%	04/15/2025	87,656
100,000	Samsonite Finco Sarl(k)	3.50%	05/15/2026	115,984
100,000	SES SA(d)(g)	4.63%	Perpetual Maturity	120,171
				442,832
Netherlands - 1.34%
10,000	Alcoa Nederland Holding BV(j)	6.13%	05/15/2028	10,475
100,000	Diamond BC BV(j)	5.63%	08/15/2025	95,659
100,000	Energizer Gamma Acquisition BV(k)	4.63%	07/15/2026	119,311
100,000	Intertrust Group BV(k)	3.38%	11/15/2025	120,940
100,000	InterXion Holding NV(j)	4.75%	06/15/2025	124,119
100,000	Sigma Holdco BV(k)	5.75%	05/15/2026	107,803
100,000	Ziggo Bond Co. BV(k)	4.63%	01/15/2025	117,850
				696,157
Spain - 0.23%
100,000	Grifols SA(k)	3.20%	05/01/2025	117,548

Sweden - 0.23%
100,000	Verisure Midholding AB(k)	5.75%	12/01/2023	118,075

Switzerland - 0.21%
90,000	UPCB Finance IV, Ltd.(k)	4.00%	01/15/2027	108,069

United Arab Emirates - 0.23%
115,000	DAE Funding LLC(j)	5.25%	11/15/2021	119,744

United States - 21.88%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,569
10,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	10,212
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	57,613
50,000	ACCO Brands Corp.(j)	5.25%	12/15/2024	50,750
80,000	AES Corp.	6.00%	05/15/2026	85,200
20,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	6.63%	06/15/2024	20,825
40,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	40,500

Principal Amount/Description		Rate	Maturity	Value
$60,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC(j)	7.50%	03/15/2026	$64,350
85,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	90,950
35,000	Aramark Services, Inc.	5.13%	01/15/2024	36,050
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(j)	6.88%	04/01/2027	42,004
45,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(j)	7.00%	11/01/2026	41,287
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	102,250
100,000	Axalta Coating Systems LLC(k)	4.25%	08/15/2024	118,697
35,000	B&G Foods, Inc.	5.25%	04/01/2025	35,481
5,000	Bausch Health Americas, Inc.(j)	8.50%	01/31/2027	5,510
14,000	Bausch Health Cos., Inc.(j)	5.50%	03/01/2023	14,165
165,000	Bausch Health Cos., Inc.(j)	6.13%	04/15/2025	168,712
55,000	Bausch Health Cos., Inc.(j)	7.00%	01/15/2028	57,131
35,000	BBA US Holdings, Inc.(j)	5.38%	05/01/2026	36,662
30,000	Berry Petroleum Co. LLC(j)	7.00%	02/15/2026	29,250
25,000	BMC East LLC(j)	5.50%	10/01/2024	25,437
95,000	Boyd Gaming Corp.	6.38%	04/01/2026	100,855
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	10,550
30,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(j)	5.75%	05/15/2026	31,012
140,000	BWAY Holding Co.(j)	5.50%	04/15/2024	140,612
30,000	Cablevision Systems Corp.	8.00%	04/15/2020	31,060
10,000	Callon Petroleum Co.	6.13%	10/01/2024	10,150
60,000	Callon Petroleum Co.	6.38%	07/01/2026	60,675
90,000	Cardtronics, Inc. / Cardtronics USA, Inc.(j)	5.50%	05/01/2025	90,000
55,000	Carriage Services, Inc.(j)	6.63%	06/01/2026	56,650
70,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	67,812
100,000	Catalent Pharma Solutions, Inc.(k)	4.75%	12/15/2024	118,827
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	5.13%	05/01/2023	46,055
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	09/01/2023	30,740
60,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	5.88%	04/01/2024	62,850
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	5.00%	02/01/2028	46,067
20,000	Cedar Fair LP(j)	5.25%	07/15/2029	20,450
70,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.38%	06/01/2024	72,275
25,000	Centene Corp.	6.13%	02/15/2024	26,219
45,000	CenturyLink, Inc.	7.50%	04/01/2024	49,894
75,000	CenturyLink, Inc.	5.63%	04/01/2025	76,687
50,000	Chaparral Energy, Inc.(j)	8.75%	07/15/2023	31,250
60,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	69,156
35,000	Cheniere Corpus Christi Holdings LLC	5.13%	06/30/2027	38,106
30,000	Cheniere Energy Partners LP	5.25%	10/01/2025	31,125
60,000	Chesapeake Energy Corp.	7.00%	10/01/2024	54,075
10,000	Chesapeake Energy Corp.	8.00%	01/15/2025	9,275
35,000	Churchill Downs, Inc.(j)	5.50%	04/01/2027	36,728
130,000	CITGO Petroleum Corp.(j)	6.25%	08/15/2022	130,487
15,000	Clean Harbors, Inc.(j)	5.13%	07/15/2029	15,337
40,000	Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	40,900

Principal Amount/Description		Rate	Maturity	Value
$95,000	Clearway Energy Operating LLC	5.38%	08/15/2024	$97,137
15,000	Clearway Energy Operating LLC	5.00%	09/15/2026	14,663
5,000	CommScope Technologies LLC(j)	6.00%	06/15/2025	4,711
30,000	CommScope Technologies LLC(j)	5.00%	03/15/2027	26,250
70,000	CommScope, Inc.(j)	5.50%	03/01/2024	72,187
75,000	CommScope, Inc.(j)	5.50%	06/15/2024	71,344
50,000	Comstock Resources, Inc.	9.75%	08/15/2026	38,625
100,000	Cott Corp.(k)	5.50%	07/01/2024	118,875
20,000	Covanta Holding Corp.	5.88%	03/01/2024	20,650
80,000	Covanta Holding Corp.	6.00%	01/01/2027	84,000
65,000	CrownRock LP / CrownRock Finance, Inc.(j)	5.63%	10/15/2025	65,244
55,000	DaVita, Inc.	5.13%	07/15/2024	55,154
35,000	DISH DBS Corp.	7.75%	07/01/2026	34,387
38,371	Ditech Holding Corp.(a)(c)(i)(l)	9.00% (1.80%)	12/31/2024	–
105,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	110,906
23,000	Encompass Health Corp.	5.75%	11/01/2024	23,507
100,000	Endo Finance LLC(j)	5.75%	01/15/2022	87,750
100,000	Equinix, Inc.	2.88%	02/01/2026	119,367
125,000	ESH Hospitality, Inc.(j)	5.25%	05/01/2025	128,437
50,000	Extraction Oil & Gas, Inc.(j)	7.38%	05/15/2024	43,000
45,000	FirstCash, Inc.(j)	5.38%	06/01/2024	46,462
50,000	Flex Acquisition Co., Inc.(j)	6.88%	01/15/2025	45,500
10,000	Flex Acquisition Co., Inc.(j)	7.88%	07/15/2026	9,250
60,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	54,600
70,000	Frontier Communications Corp.(j)	8.50%	04/01/2026	68,075
35,000	Frontier Communications Corp.(j)	8.00%	04/01/2027	36,487
70,000	GEO Group, Inc.	5.13%	04/01/2023	63,000
10,000	GEO Group, Inc.	6.00%	04/15/2026	8,747
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(j)	5.25%	12/01/2027	36,356
110,000	Golden Nugget, Inc.(j)	6.75%	10/15/2024	113,575
45,000	Greystar Real Estate Partners LLC(j)	5.75%	12/01/2025	46,012
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(j)	7.38%	12/15/2023	96,250
70,000	Gulfport Energy Corp.	6.63%	05/01/2023	60,550
60,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	61,935
115,000	HCA, Inc.	5.38%	02/01/2025	124,416
35,000	HCA, Inc.	5.88%	02/15/2026	38,762
40,000	HCA, Inc.	5.38%	09/01/2026	43,200
50,000	Herc Holdings, Inc.(j)	5.50%	07/15/2027	50,437
15,000	Herc Rentals, Inc.(j)	7.75%	06/01/2024	15,889
40,000	HUB International, Ltd.(j)	7.00%	05/01/2026	40,650
100,000	Hunt Cos., Inc.(j)	6.25%	02/15/2026	94,750
40,000	IAA, Inc.(j)	5.50%	06/15/2027	41,700
45,000	Ingles Markets, Inc.	5.75%	06/15/2023	46,237
50,000	Intelsat Jackson Holdings SA(j)	8.00%	02/15/2024	52,250
2,000	Intelsat Jackson Holdings SA(j)	8.50%	10/15/2024	1,990
100,000	IQVIA, Inc.(k)	2.88%	09/15/2025	118,306
80,000	Iron Mountain, Inc.	5.75%	08/15/2024	81,011
30,000	Itron, Inc.(j)	5.00%	01/15/2026	30,750
105,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(j)	6.38%	08/01/2023	108,937
5,000	JBS USA LUX SA / JBS USA Finance, Inc.(j)	5.88%	07/15/2024	5,156
35,000	JBS USA LUX SA / JBS USA Finance, Inc.(j)	6.50%	04/15/2029	38,106
90,000	KAR Auction Services, Inc.(j)	5.13%	06/01/2025	92,025

Principal Amount/Description		Rate	Maturity	Value
$135,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	$138,375
75,000	Lamar Media Corp.	5.75%	02/01/2026	79,125
40,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	37,300
35,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	32,736
30,000	Level 3 Financing, Inc.	5.13%	05/01/2023	30,363
55,000	Level 3 Financing, Inc.	5.38%	01/15/2024	56,306
60,000	Matador Resources Co.	5.88%	09/15/2026	60,900
25,000	MEDNAX, Inc.(j)	5.25%	12/01/2023	24,750
60,000	MEDNAX, Inc.(j)	6.25%	01/15/2027	59,175
95,000	MGM Resorts International	5.50%	04/15/2027	99,869
155,000	MPH Acquisition Holdings, LLC(j)	7.13%	06/01/2024	146,119
30,000	MPT Operating Partnership LP / MPT Finance Corp.	5.50%	05/01/2024	30,788
30,000	Multi-Color Corp.(j)	4.88%	11/01/2025	31,613
60,000	Nabors Industries, Inc.	5.50%	01/15/2023	56,400
10,000	Nabors Industries, Inc.	5.75%	02/01/2025	8,913
40,000	Nationstar Mortgage Holdings, Inc.(j)	8.13%	07/15/2023	40,900
15,000	NCR Corp.	5.88%	12/15/2021	15,251
130,000	NCR Corp.	6.38%	12/15/2023	134,388
40,000	New Enterprise Stone & Lime Co., Inc.(j)	6.25%	03/15/2026	40,700
35,000	Nexstar Escrow, Inc.(j)	5.63%	07/15/2027	35,963
30,075	Northern Oil and Gas, Inc.(i)	9.50% (1.00%)	05/15/2023	31,203
85,000	Novelis Corp.(j)	6.25%	08/15/2024	89,332
40,000	Novelis Corp.(j)	5.88%	09/30/2026	40,600
52,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	51,838
30,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	30,075
40,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.63%	02/15/2024	41,300
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(j)	5.00%	08/15/2027	20,524
80,000	Par Pharmaceutical, Inc.(j)	7.50%	04/01/2027	78,800
15,000	PDC Energy, Inc.	6.13%	09/15/2024	15,038
55,000	PDC Energy, Inc.	5.75%	05/15/2026	54,175
85,000	Performance Food Group, Inc.(j)	5.50%	06/01/2024	87,125
59,000	PHI, Inc.(c)	5.25%	03/15/2019	28,910
55,000	Pilgrim's Pride Corp.(j)	5.75%	03/15/2025	55,963
125,000	Plantronics, Inc.(j)	5.50%	05/31/2023	124,688
60,000	Platform Specialty Products Corp.(j)	5.88%	12/01/2025	62,775
60,000	Post Holdings, Inc.(j)	5.50%	03/01/2025	62,175
10,000	Post Holdings, Inc.(j)	5.00%	08/15/2026	10,175
85,000	Prestige Brands, Inc.(j)	6.38%	03/01/2024	89,356
16,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(j)	9.25%	05/15/2023	16,833
55,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(j)	5.75%	04/15/2026	56,925
35,000	PTC, Inc.	6.00%	05/15/2024	36,750
35,000	Quicken Loans, Inc.(j)	5.75%	05/01/2025	36,214
100,000	Refinitiv US Holdings, Inc.(j)	4.50%	05/15/2026	116,607
58,146	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC	5.75%	10/15/2020	58,364
25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(j)	5.13%	07/15/2023	25,531
70,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(j)	7.00%	07/15/2024	72,513
120,000	Scientific Games International, Inc.(k)	3.38%	02/15/2026	137,352
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	117,845
145,000	Sirius XM Radio, Inc.(j)	4.63%	07/15/2024	148,738
35,000	Sirius XM Radio, Inc.(j)	5.38%	04/15/2025	36,225

Principal Amount/Description		Rate	Maturity	Value
$5,000	Sirius XM Radio, Inc.(j)	5.50%	07/01/2029	$5,139
15,000	SM Energy Co.	6.13%	11/15/2022	14,963
20,000	SM Energy Co.	5.00%	01/15/2024	18,450
30,000	SM Energy Co.	5.63%	06/01/2025	27,450
50,000	Springleaf Finance Corp.	6.63%	01/15/2028	52,625
75,000	Sprint Communications, Inc.	11.50%	11/15/2021	87,000
100,000	Sprint Communications, Inc.	6.00%	11/15/2022	104,500
25,000	Sprint Corp.	7.25%	09/15/2021	26,625
85,000	Sprint Corp.	7.88%	09/15/2023	92,650
25,000	Sprint Corp.	7.13%	06/15/2024	26,570
5,000	Sprint Corp.	7.63%	02/15/2025	5,331
70,000	SS&C Technologies, Inc.(j)	5.50%	09/30/2027	72,756
45,000	Standard Industries, Inc.(j)	5.50%	02/15/2023	46,350
40,000	Stevens Holding Co., Inc.(j)	6.13%	10/01/2026	42,300
30,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	06/01/2024	30,300
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	65,813
65,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	66,138
30,000	Summit Materials LLC / Summit Materials Finance Corp.(j)	5.13%	06/01/2025	30,150
85,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(j)	7.50%	06/15/2025	83,300
50,000	Talen Energy Supply LLC(j)	7.25%	05/15/2027	51,375
25,000	Talen Energy Supply LLC(j)	6.63%	01/15/2028	24,938
65,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	67,763
105,000	Tenet Healthcare Corp.	6.75%	06/15/2023	105,787
85,000	Tenet Healthcare Corp.	5.13%	05/01/2025	85,638
35,000	Tennant Co.	5.63%	05/01/2025	36,313
50,000	Tenneco, Inc.	5.38%	12/15/2024	42,063
35,000	T-Mobile USA, Inc.	6.00%	04/15/2024	36,575
55,000	TMS International Corp.(j)	7.25%	08/15/2025	53,350
20,000	TransDigm, Inc.	6.50%	07/15/2024	20,325
35,000	TransDigm, Inc.	6.50%	05/15/2025	35,525
70,000	TransDigm, Inc.(j)	6.25%	03/15/2026	73,413
45,000	TreeHouse Foods, Inc.(j)	6.00%	02/15/2024	46,904
50,000	Tronox, Inc.(j)	6.50%	04/15/2026	49,673
100,000	UGI International LLC(j)	3.25%	11/01/2025	121,294
10,000	Ultra Resources, Inc.(i)	11.00%	07/12/2024	3,900
80,000	United Rentals North America, Inc.	6.50%	12/15/2026	86,800
75,000	US Foods, Inc.(j)	5.88%	06/15/2024	77,344
55,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	58,432
5,000	USA Compression Partners LP / USA Compression Finance Corp.(j)	6.88%	09/01/2027	5,276
100,000	Vantiv LLC / Vantiv Issuer Corp.(k)	3.88%	11/15/2025	132,936
70,000	ViaSat, Inc.(j)	5.63%	09/15/2025	69,125
105,000	Watco Cos. LLC / Watco Finance Corp.(j)	6.38%	04/01/2023	107,100
5,000	Whiting Petroleum Corp.	6.25%	04/01/2023	5,012
45,000	Whiting Petroleum Corp.	6.63%	01/15/2026	43,622
35,000	William Carter Co.(j)	5.63%	03/15/2027	36,794
35,000	WMG Acquisition Corp.(j)	5.00%	08/01/2023	35,831

Principal Amount/Description		Rate	Maturity	Value
$108,000	WMG Acquisition Corp.(j)	4.13%	11/01/2024	$128,466
				11,325,916

TOTAL HIGH YIELD DEBT
(Cost $15,848,692)				15,947,239

Shares/Description		Value
WARRANTS - 0.00%
394	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)(b)	–
210	Ultra Petroleum Corp, Strike Price 0.01, Expires 07/14/2025(b)	2

TOTAL WARRANTS
(Cost $650)		2

Shares/Description		Value
SHORT-TERM INVESTMENTS - 7.55%
3,906,775	State Street Institutional Trust (7 Day Yield 2.19%)	3,906,775

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,906,775)		3,906,775

TOTAL INVESTMENTS - 99.29%
(Cost $51,661,438)		51,405,941
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.10%		50,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.61%		316,063
NET ASSETS - 100.00%		$51,772,004

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1W US L - 1 Week LIBOR as of June 30, 2019 was 2.37%
1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%
3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%
1M EUR L - 1 Month EURIBOR as of June 30, 2019 was -0.39%
3M EUR L - 3 Month EURIBOR as of June 30, 2019 was -0.35%
6M EUR L - 6 Month EURIBOR as of June 30, 2019 was -0.31%

(a)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security is currently in default.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $89,000, which represents approximately 0.17% of net assets as of June 30, 2019.

(g)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	All or a portion of this position has not settled as of June 30, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(i)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $7,184,242, which represents approximately 13.88% of net assets as of June 30, 2019.
(k)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2019, the aggregate fair value of those securities was $3,312,608, representing 6.40% of net assets.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2019	Fund Delivering	U.S. $ Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)
State Street Boston	7/3/2019	USD	538,326	GBP	538,087	$239
State Street Boston	7/3/2019	USD	687,571	GBP	687,265	306
						$545

State Street Boston	7/3/2019	USD	8,935,492	EUR	9,009,746	(74,254)
						$(74,254)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
June 30, 2019 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2019.

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2019 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$86,198,309	$–	$–	$86,198,309
Business Development Companies	1,552,949	–	–	1,552,949
Common Stocks	5,693,272	–	–	5,693,272
Exchange-Traded Funds	26,375,744	–	–	26,375,744
Business Development Company Notes	777,334	–	–	777,334
Rights	44,137	–	–	44,137
Warrants	274,651	–	–	274,651
Short-Term Investments	10,302,187	–	–	10,302,187
Total	$131,218,583	$–	$–	$131,218,583

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$607,696,287	$–	$–	$607,696,287
Business Development Companies	4,436,620	–	–	4,436,620
Common Stocks	8,352,495	–	–	8,352,495
Open-End Funds	29,877,408	–	–	29,877,408
Preferred Stocks	36,784,812	–	–	36,784,812
Business Development Company Notes	24,676,974	–	–	24,676,974
Foreign Corporate Bonds	–	93,830,835	–	93,830,835
U.S. Corporate Bonds	–	84,945,876	5,000,000	89,945,876
Convertible Corporate Bonds	–	7,695,984	–	7,695,984
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	6,520,909	–	6,520,909
Bank Loans	–	24,645,807	–	24,645,807
Collateralized Loan Obligations	–	42,655,740	–	42,655,740
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	408,106,923	–	408,106,923
U.S. Government Bonds and Notes	–	295,839,674	–	295,839,674
Municipal Bonds	–	5,388,402	–	5,388,402
U.S. Government / Agency Mortgage Backed Securities	–	195,281,536	–	195,281,536
Warrants	–	–	–	–
Short-Term Investments	111,717,431	21,811,794	–	133,529,225
Total	$823,542,027	$1,186,723,480	$5,011,250	$2,015,276,757

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$11,027,345	$–	$–	$11,027,345
Common Stocks	541	–	5,784	6,325
Preferred Stocks	–	–	89,000	89,000
Bank Loans	–	20,377,125	52,130	20,429,255
High Yield Debt	–	15,947,239	–	15,947,239
Warrants	2	–	–	2
Short-Term Investments	3,906,775	–	–	3,906,775
Total	$14,934,663	$36,324,364	$146,914	$51,405,941

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$545	$–	$545
Liabilities
Forward Foreign Currency Contracts	$–	$(74,254)	$–	$(74,254)
Total	$–	$(73,709)	$–	$(73,709)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2018	Accrued Discount/ premium	Corporate Action	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2019	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2019
Strategic Income Fund
U.S. Corporate Bonds	$-	$-	$-	$-	$-	$-	$-	$5,000,000	$-	$5,000,000	$23,663
Equity-Linked Notes	-	-	11,250	-	-	-	-	-	-	11,250	-
	$-	$-	$11,250	$-	$-	$-	$-	$5,000,000	$-	$5,011,250	$23,663

High Income Fund
Bank Loans	$-	$(1,025)	$-	$(125)	$(16,094)	$69,941	$(567)	$-	$-	$52,130	$(16,094)
Common Stocks	-	-	-	-	(97,166)	102,950	-	-	-	5,784	(97,166)
Preferred Stocks	75,000	-	-	-	-	14,000	-	-	-	89,000	-
Warrants	-	-	-	-	(496)	496	-	-	-	-	-
	$75,000	$(1,025)	$-	$(125)	$(113,260)	$186,891	$(567)	$-	$-	$146,914	$(113,260)

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
U.S. Corporate Bonds	$5,000,000	Last Transaction Price	Transaction Price
Equity-Linked Notes	11,250	Vendor Price	Broker Quote

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Common Stocks	$5,784	Vendor Price	Broker Quote
Preferred Stocks	89,000	Last Transaction Price	Transaction Price
Bank Loans	52,130	Vendor Price	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the period ended June 30, 2019, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At June 30, 2019, the High Income Fund had $xxx in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended June 30, 2019 were as follows:

Security Name	Share Balance Balance as of September 30, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of June 30, 2019	Market Value as of June 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund	3,003,658	121,496	-	-	-	3,125,154	$29,877,408	$1,136,255	$(245,937)	$-
							$29,877,408	$1,136,255	$(245,937)	$-